Document And Entity Information	12 Months Ended
Dec. 31, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	EUROSEAS LTD.
Document Type	20-F
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	45,319,605
Amendment Flag	false
Entity Central Index Key	0001341170
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY

Consolidated Balance Sheets (USD $)	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 33,374,960	$ 31,204,863
Trade accounts receivable, net	1,425,171	1,370,886
Other receivables	2,310,111	2,324,131
Inventories	1,812,636	2,606,535
Due from related companies	4,948,443	208,704
Restricted cash	926,011	870,111
Trading securities		27,473
Prepaid expenses	273,080	264,884
Total current assets	45,070,412	38,877,587
Fixed assets
Vessels, net	206,934,746	237,063,878
Long-term assets
Restricted cash	9,000,000	5,050,000
Deferred charges, net	318,578	697,951
Investment in joint venture	16,989,061	14,458,752
Total long-term assets	233,242,385	257,270,581
Total assets	278,312,797	296,148,168
Current liabilities
Long-term debt, current portion	15,937,000	13,332,000
Trade accounts payable	2,438,716	1,886,766
Accrued expenses	1,143,626	1,659,594
Accrued dividends	36,424	47,525
Deferred revenues	1,093,317	2,268,038
Derivatives	1,718,438	1,907,088
Total current liabilities	22,367,521	21,101,011
Long-term liabilities
Long-term debt, net of current portion	45,644,000	61,581,000
Derivatives	675,130	1,544,409
Total long-term liabilities	46,319,130	63,125,409
Total liabilities	68,686,651	84,226,420
Shareholders’ equity
Common stock (par value $0.03, 200,000,000 shares authorized, 31,167,211 and 45,319,605 issued and outstanding)	1,359,588	935,017
Preferred shares (par value $0.01, 20,000,000 shares authorized, no shares issued and outstanding)
Additional paid-in capital	251,758,459	236,843,470
Accumulated deficit	(43,491,901)	(25,856,739)
Total shareholders’ equity	209,626,146	211,921,748
Total liabilities and shareholders’ equity	$ 278,312,797	$ 296,148,168

Consolidated Balance Sheets (Parentheticals) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Common stock, par value (in Dollars per share)	$ 0.03	$ 0.03
Common stock, shares authorized	200,000,000	200,000,000
Common stock, shares issued	45,319,605	31,167,211
Common stock, shares outstanding	45,319,605	31,167,211
Preferred shares, par value (in Dollars per share)	$ 0.01	$ 0.01
Preferred shares, shares authorized	20,000,000	20,000,000
Preferred shares, shares issued	0	0
Preferred shares, shares outstanding	0	0

Consolidated Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues
Voyage revenue	$ 54,921,697	$ 64,129,511	$ 54,422,489
Related party revenue	240,000	240,000
Commissions (including $612,998,$766,304 and $641,104, respectively, to related party)	(2,673,703)	(2,972,967)	(1,944,473)
Net revenue	52,487,994	61,396,544	52,478,016
Operating expenses
Voyage expenses	1,329,668	777,902	1,596,569
Vessel operating expenses (including $417,523, $392,731 and $347,840, respectively, to related party)	25,075,139	26,249,339	21,507,192
Dry-docking expenses	1,616,425	3,148,111	6,537,733
Vessel depreciation	17,385,608	18,348,556	17,979,750
Related party management fees	4,984,098	5,810,095	4,892,006
Other general and administrative expenses (including $1,165,000, $1,225,000 and $1,850,000, respectively, to related party)	3,661,426	2,986,507	3,026,941
Net loss on sale of vessels (including $43,823 to related party)	8,568,234
Other income	(254,604)	(735,707)	(2,352,946)
Total operating expenses	62,365,994	56,584,803	53,187,245
Operating (loss)/income	(9,878,000)	4,811,741	(709,229)
Other income/(expenses)
Interest and other financing costs	(1,977,226)	(2,191,235)	(1,498,216)
Loss on derivatives, net	(637,403)	(1,498,122)	(4,221,817)
Foreign exchange gain/(loss)	8,321	(17,122)	(3,200)
(Loss)/gain on trading securities	20,373	(235,750)	(173,375)
Interest income	484,886	248,892	538,820
Other expenses, net	(2,101,049)	(3,693,337)	(5,357,788)
Equity loss in joint venture	(1,219,692)	(2,415)	(538,833)
Net (loss)/income	$ (13,198,741)	$ 1,115,989	$ (6,605,850)
(Loss)/Earnings per share - basic (in Dollars per share)	$ (0.34)	$ 0.04	$ (0.21)
Weighted average number of shares outstanding during the year, basic (in Shares)	38,950,100	31,794,381	31,636,633
(Loss)/Earnings per share - diluted (in Dollars per share)	$ (0.34)	$ 0.04	$ (0.21)
Weighted average number of shares outstanding during the year, diluted (in Shares)	38,950,100	31,846,080	31,636,633

Consolidated Statements of Operations (Parentheticals) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Commissions, related party	$ 641,104	$ 766,304	$ 612,998
Vessel operating expenses, related party	347,840	392,731	417,523
Other general and administrative expenses, related party	1,850,000	1,225,000	1,165,000
Net loss on sale of vessels, related party			$ 43,823

Consolidated Statements of Shareholders' Equity (USD $)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2009	$ 925,492	$ 235,588,391	$ (5,060,620)	$ 231,453,263
Balance (in Shares) at Dec. 31, 2009	30,849,711
Net income (loss)			(6,605,850)	(6,605,850)
Issuance of restricted shares for stock incentive award and share-based compensation	4,575	691,540		696,115
Issuance of restricted shares for stock incentive award and share-based compensation (in Shares)	152,500
Dividends declared (see Note 13)			(6,848,536)	(6,848,536)
Balance at Dec. 31, 2010	930,067	236,279,931	(18,515,006)	218,694,992
Balance (in Shares) at Dec. 31, 2010	31,002,211
Net income (loss)			1,115,989	1,115,989
Issuance of restricted shares for stock incentive award and share-based compensation	4,950	563,539		568,489
Issuance of restricted shares for stock incentive award and share-based compensation (in Shares)	165,000
Dividends declared (see Note 13)			(8,457,722)	(8,457,722)
Balance at Dec. 31, 2011	935,017	236,843,470	(25,856,739)	211,921,748
Balance (in Shares) at Dec. 31, 2011	31,167,211
Net income (loss)			(13,198,741)	(13,198,741)
Issuance of shares in “Rights Offering Program, net of issuance costs”	415,562	14,252,617		14,668,179
Issuance of shares in “Rights Offering Program, net of issuance costs” (in Shares)	13,852,094			13,852,094
Issuance of restricted shares for stock incentive award and share-based compensation	9,009	662,372		671,381
Issuance of restricted shares for stock incentive award and share-based compensation (in Shares)	300,300
Dividends declared (see Note 13)			(4,436,421)	(4,436,421)
Balance at Dec. 31, 2012	$ 1,359,588	$ 251,758,459	$ (43,491,901)	$ 209,626,146
Balance (in Shares) at Dec. 31, 2012	45,319,605

Consolidated Statements of Shareholders' Equity (Parentheticals) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Dividends declared (see Note 13), per share	$ 0.125	$ 0.27	$ 0.22

Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net (loss) / income	$ (13,198,741)	$ 1,115,989	$ (6,605,850)
Depreciation of vessels	17,385,608	18,348,556	17,979,750
Amortization of deferred charges	135,981	144,815	108,569
Amortization of fair value of time charters		(1,318,211)	(2,106,416)
Loss on sale of vessel	8,568,234
Share-based compensation	671,381	568,488	696,117
Loss / (gain) on trading securities	(20,373)	235,750	173,375
Proceeds from the sale of trading securities	47,846
Unrealized loss / (gain) on derivatives	(1,057,929)	650,853	(8,223,804)
Loss in investment in joint venture	1,219,692	2,415	538,833
Trade accounts receivable	(54,285)	192,875	86,952
Prepaid expenses	(8,196)	6,149	(85,896)
Other receivables	14,020	2,576,022	(6,454,329)
Inventories	793,899	(818,279)	80,982
Other deposits		(246,000)	12,376,119
Due from related companies	(4,739,739)	(208,704)
Due to related companies		(1,594,773)	178,393
Trade accounts payable	476,397	(2,064,168)	2,207,566
Accrued expenses	(545,968)	(427,807)	932,075
Deferred revenue	(1,174,721)	153,703	866,553
Net cash provided by operating activities	8,513,106	17,317,673	12,748,989
Cash flows from investing activities:
Purchase of vessels including improvements			(16,121,360)
Contributions to joint venture	(3,750,000)		(15,000,000)
Insurance proceeds		1,793,832
Change in restricted cash	(4,005,900)	102,603	1,914,516
Proceeds from sale of vessel	4,250,843
Net cash (used in)/provided by investing activities	(3,505,057)	1,896,435	(29,206,844)
Cash flows from financing activities:
Proceeds from shares issued	15,237,303
Offering expenses paid	(295,733)	(148,392)	(99,814)
Dividends paid	(4,447,522)	(8,442,371)	(6,863,112)
Loan arrangement fees paid		(220,000)	(160,250)
Proceeds from long-term debt			28,500,000
Repayment of long-term debt	(13,332,000)	(13,472,000)	(11,630,000)
Net cash provided by/(used in) financing activities	(2,837,952)	(22,282,763)	9,746,824
Net (decrease)/increase in cash and cash equivalents	2,170,097	(3,068,655)	(6,711,031)
Cash and cash equivalents at beginning of year	31,204,863	34,273,518	40,984,549
Cash and cash equivalents at end of year	33,374,960	31,204,863	34,273,518
Non cash financing and investing activities :
Loan arrangement fees and offering costs charges	30,000	243,392	220,000
Change in accrued dividends	11,101	15,350	(14,575)
Supplemental cash flow information Cash paid for interest	$ 1,839,322	$ 2,080,479	$ 1,328,563

Note 1 - Basis of Presentation and General Information	12 Months Ended
Dec. 31, 2012
Business Description and Basis of Presentation [Text Block]
1.           Basis of Presentation and General Information

Euroseas Ltd. (the “Company”) was formed on May 5, 2005 under the laws of the Republic of the Marshall Islands to consolidate the beneficial owners of the ship owning companies in existence at that time (see list below). On June 28, 2005, the beneficial owners exchanged all their shares in the ship-owning companies for shares in Friends Investment Company Inc., a newly formed Marshall Islands company.  On June 29, 2005, Friends Investment Company Inc. then exchanged all the shares in the ship-owning companies for shares in Euroseas Ltd., thus, becoming the sole shareholder of Euroseas Ltd.

The operations of the vessels are managed by Eurobulk Ltd. (the “Manager”), a corporation controlled by members of the Pittas family.  The Pittas family is the controlling shareholders of Friends Investment Company Inc. which owns 44.7% of the Company’s shares.

The manager has an office in Greece located at 4, Messogiou & Evropis Street, Maroussi, Athens, Greece. The manager provides the Company with a wide range of shipping services such as technical support and maintenance, insurance consulting, chartering, financial and accounting services, as well as executive management services, in consideration for fixed and variable fees (see Note 8).

The Company is engaged in the ocean transportation of dry bulk and containers through ownership and operation of dry bulk and container carriers owned by the following ship-owning companies:

•
Oceanopera Shipping Ltd. incorporated in Cyprus on June 26, 1995, owner of the Cyprus flag 34,750 DWT bulk carrier M/V “Nikolaos P”, which was built in 1984 and acquired on July 22, 1996. M/V “Nikolaos P” was sold in February 2009.

•
Alcinoe Shipping Ltd. incorporated in Cyprus on March 20, 1997, owner of the Cyprus flag 26,354 DWT bulk carrier M/V “Pantelis P”, which was built in 1981 and acquired on June 4, 1997.  M/V “Pantelis P” was sold on May 31, 2006.  On February 22, 2007, Alcinoe Shipping Ltd. acquired the 38,691 DWT Cyprus flag drybulk carrier M/V “Gregos”, which was built in 1984.  On June 13, 2007, M/V Gregos was transferred to Gregos Shipping Limited incorporated in the Marshall Islands and its flag was changed to the flag of the Marshall Islands. M/V “Gregos” was sold in December 2009.

•
Allendale Investment S.A. incorporated in Panama on January 22, 2002, owner of the Panama flag 18,154 DWT / 1,169 twenty-foot equivalent (“TEU” – a measure of carrying capacity in containers) container carrier M/V “Kuo Hsiung”, which was built in 1993 and acquired on May 13, 2002.

•
Alterwall Business Inc. incorporated in Panama on January 15, 2001, owner of the Panama flag 18,253 DWT / 1,169 TEU container carrier M/V “Ninos” (previously named M/V “Quingdao I”) which was built in 1990 and acquired on February 16, 2001.

•
Diana Trading Ltd. incorporated in the Marshall Islands on September 25, 2002, owner of the Marshall Islands flag 69,734 DWT bulk carrier M/V “Irini”, which was built in 1988 and acquired on October 15, 2002.

•
Salina Shipholding Corp., incorporated in the Marshall Islands on October 20, 2005, owner of the Marshall Islands flag 29,693 DWT / 2,098 TEU container carrier M/V “Artemis”, which was built in 1987 and acquired on November 25, 2005.  M/V “Artemis” was sold in December 2009.

•
Xenia International Corp., incorporated in the Marshall Islands on April 6, 2006, owner of the Marshall Islands flag 22,568 DWT / 950 TEU multipurpose M/V “Tasman Trader”, which was built in 1990 and acquired on April 27, 2006.  On March 7, 2012, the vessel was renamed M/V “Anking”.

•
Prospero Maritime Inc., incorporated in the Marshall Islands on July 21, 2006, owner of the Marshall Islands flag 69,268 DWT dry bulk M/V “Aristides N.P.”, which was built in 1993 and acquired on September 4, 2006.

•
Xingang Shipping Ltd., incorporated in Liberia on October 16, 2006, owner of the Liberian flag 23,596 DWT / 1,599 TEU container carrier M/V “YM Xingang I” , which was built in February 1993 and acquired on November 15, 2006. On July 11, 2009, the vessel was renamed M/V “Mastro Nicos” and on November 5, 2009, it was renamed M/V “YM Port Kelang”. On October 25, 2011 the vessel was renamed M/V “Marinos”.

•
Manolis Shipping Ltd., incorporated in the Marshall Islands on March 16, 2007, owner of the Marshall Islands flag 20,346 DWT / 1,452 TEU container carrier M/V “Manolis P”, which was built in 1995 and acquired on April 12, 2007.

•
Eternity Shipping Company, incorporated in the Marshall Islands on May 17, 2007, owner of the Marshall Islands flag 30,007 DWT / 1,742 TEU container carrier M/V “Clan Gladiator”, which was built in 1992 and acquired on June 13, 2007. On May 9, 2008, M/V “Clan Gladiator” was renamed M/V “OEL Transworld” and on August 31, 2009 the vessel was renamed M/V “Captain Costas”.

•
Emmentaly Business Inc., incorporated in Panama on July 4, 2007, owner of the Panamanian flag 33,667 DWT / 1,932 TEU container carrier M/V “Jonathan P”, which was built in 1990 and acquired on August 7, 2007. On April 16, 2008, M/V “Jonathan P” was renamed M/V “OEL Integrity”; on March 5, 2009, the vessel was renamed again M/V “Jonathan P” upon the expiration of its charter with Orient Express Lines. M/V “Jonathan P” was sold on March 16, 2012.

•
Pilory Associates Corp., incorporated in Panama on July 4, 2007, owner of the Panamanian flag 33,667 DWT / 1,932 TEU container carrier M/V “Despina P”, which was built in 1990 and acquired on August 13, 2007.

•
Tiger Navigation Corp., incorporated in Marshall Islands on August 29, 2007, owner of the Marshall Islands flag 31,627 DWT / 2,228 TEU container carrier M/V “Tiger Bridge”, which was built in 1990 and acquired on October 4, 2007.

•
Trust Navigation Corp., incorporated in Liberia on October 1, 2007, owner of the Liberian flag 64,873 DWT bulk carrier M/V “Ioanna P”, which was built in 1984 and acquired on November 1, 2007. M/V “Ioanna P” was sold in January 2009.

•
Noumea Shipping Ltd, incorporated in Marshall Islands on May 14, 2008, owner of the Marshall Islands flag 34,677 DWT / 2,556 TEU container carrier M/V “Maersk Noumea”, which was built in 2001 and acquired on May 22, 2008.

•	Saf-Concord Shipping Ltd., incorporated in Liberia on June 8, 2008, owner of the Liberian flag 46,667 DWT bulk carrier M/V “Monica P”, which was built in 1998 and acquired on January 19, 2009.

•	Eleni Shipping Ltd., incorporated in Liberia on February 11, 2009, owner of the Liberian flag 72,119 DWT bulk carrier M/V “Eleni P”, which was built in 1997 and acquired on March 6, 2009.

•
Pantelis Shipping Ltd., incorporated in the Republic of Malta on July 2, 2009, owner of the Maltese flag 74,020 DWT bulk carrier M/V “Pantelis” which was built in 2000 and acquired on July 23, 2009. On December 15, 2009, ownership of the vessel was transferred to Pantelis Shipping Corp., incorporated in Liberia, and the vessel changed its flag to the Liberian flag.

•
Aggeliki Shipping Ltd., incorporated in the Republic of Liberia on May 21, 2010, owner of the Liberian flag 30,306 DWT / 2008 TEU container carrier M/V “Aggeliki P” which was built in 1998 and acquired on June 21, 2010.

During the years ended December 31, 2010, 2011 and 2012, the following charterers individually accounted for more than 10% of the Company’s voyage and time charter revenues as follows:

	Year ended December 31,
Charterer	2010	2011	2012

Maersk Lines	14.95%	15.73%	11.75%
Klaveness	30.29%	13.59%	10.71%
Sun Express	10.10%	-	-

Note 2 - Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies [Text Block]
2.           Significant Accounting Policies

The accompanying consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America.  The following are the significant accounting policies adopted by the Company:

Principles of consolidation

The accompanying consolidated financial statements included the accounts of Euroseas Ltd. and its subsidiaries.  Inter-company transactions were eliminated on consolidation.

Use of estimates

The preparation of the accompanying consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosures of contingent assets and liabilities at the date of the consolidated financial statements, and the stated amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Other comprehensive income / (loss)

The Company has no other comprehensive income / (loss) and accordingly comprehensive income / loss equals net income/(loss) for all periods presented. As such, no statement of comprehensive income/(loss) has been presented.

Foreign currency translation

The Company’s functional currency as well as the functional currency of all its subsidiaries is the U.S. dollar.  Assets and liabilities denominated in foreign currencies are translated into U.S. dollars at exchange rates prevailing at the balance sheet date.  Income and expenses denominated in foreign currencies are translated into U.S. dollars at exchange rates prevailing at the date of the transaction.  The resulting exchange gains and/or losses on settlement or translation are included in the accompanying consolidated statements of operations.

Cash equivalents

Cash equivalents are time deposits or other certificates purchased with an original maturity of three months or less.

Restricted cash

Restricted cash reflects deposits with certain banks that can only be used to pay the current loan installments or are required to be maintained as a certain minimum cash balance per mortgaged vessel.

Trade accounts receivable

The amount shown as trade accounts receivable, at each balance sheet date, includes estimated recoveries from each voyage or time charter. At each balance sheet date, the Company provides for doubtful accounts on the basis of specific identified doubtful receivables.  No allowance for doubtful accounts was recorded for any of the periods presented.

Inventories

Inventories are stated at the lower of cost and market value.  Inventories are valued using the FIFO (First-In First-Out) method.

Vessels

Vessels are stated at cost which comprises the vessels’ contract price, costs of major repairs and improvements upon acquisition, direct delivery and other acquisition expenses less accumulated depreciation and impairment, if any. Subsequent expenditures for conversions and major improvements are also capitalized when they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of the vessels; otherwise these amounts are charged to expense as incurred.

Expenditures for vessel repair and maintenance are charged against income in the period incurred.

Depreciation

Depreciation is calculated on a straight line basis with reference to the cost of the vessel, age and scrap value as estimated at the date of acquisition.  Depreciation is calculated over the remaining useful life of the vessel, which is estimated to range from 25 to 30 years from the completion of its construction.  Remaining useful lives of vessels are periodically reviewed and revised to recognize changes in conditions and such revisions, if any, are recognized over current and future periods.

Insurance claims and insurance proceeds

Claims receivable are recorded on the accrual basis and represent the amounts to be received, net of deductibles, incurred through each balance sheet date, for which recovery from insurance companies is probable and the claim is not subject to litigation. Any remaining costs to complete the claims are included in accrued liabilities. Insurance proceeds are recorded according to type of claim that gives rise to the proceeds in the consolidated statements of operations and the consolidated statements of cash flow.

Revenue and expense recognition

Revenues are generated from voyage and time charter agreements.  If a charter agreement exists, the price is fixed, service is provided and the collection of the related revenue is reasonably assured, revenues are recorded over the term of the charter as service is provided and recognized on a pro-rata basis over the duration of the voyage or time charter adjusted for the off-hire days that a vessel spends undergoing repairs, maintenance or upgrade work. A voyage is deemed to commence upon the later of the completion of discharge of the vessel’s previous cargo or the time it receives a contract that is not cancelable and is deemed to end upon the completion of discharge of the current cargo.  A time charter contract is deemed to commence from the time of the delivery of the vessel to an agreed port and is deemed to end upon the re-delivery of the vessel at an agreed port. We generally enter into a charter agreement for the vessel’s next voyage or time charter prior to the time of discharge of the previous cargo or completion of previous time charter. We do not begin recognizing voyage or time charter revenue until a charter contract has been agreed to both by us and the customer, even if the vessel has discharged its cargo or completed the previous time charter and it is sailing to the anticipated load port for its next voyage or to the port it will be delivered to the next charterer. Demurrage income, which is included in voyage revenues, represents revenue earned from the charterer when loading or discharging time exceeded the stipulated time in the voyage charter and is recognized when earned.

For the Company’s vessels operating in chartering pools, pool profits are allocated to each pool participant on a time charter equivalent basis in accordance with an agreed-upon formula, which is determined by points awarded to each vessel in the pool based on the vessel’s age, design and other performance characteristics. Pool income is recognized during the period services were performed, the collectability has been reasonably assured, an agreement with the pool exists and price is determinable. Pool income may be subject to future adjustments by the pool however, the effect on the Company’s income resulting from a subsequent reallocation of pool income on the results for the year historically has not been significant.

Charter fees received in advance are recorded as a liability (deferred revenue) until charter services are rendered.

Vessels operating expenses are comprised of all expenses relating to the operation of the vessels, including crewing, insurance, repairs and maintenance, stores, lubricants, spares and consumables, professional and legal fees and miscellaneous expenses. Vessel operating expenses are recognized as incurred; payments in advance of services or use are recorded as prepaid expenses. Voyage expenses relate to bunkers, port charges, canal tolls, and agency fees which are incurred when the vessel is chartered under a voyage charter or during off-hire or idle periods. Voyage expenses are expensed as incurred.

Dry-docking and special survey expenses

Dry-docking and special survey expenses are expensed as incurred.

Pension and retirement benefit obligations – crew

The ship-owning companies employ the crews on board the vessels under short-term contracts (usually up to 9 months).  Accordingly, they are not liable for any pension or post-retirement benefits.

Financing costs

Loan arrangement fees are deferred and amortized to interest expense over the duration of the underlying loan using the effective interest method. Unamortized fees relating to loans repaid or refinanced are expensed in the period the repayment or refinancing occurs.

Fair value of time charter acquired

The Company records all identified tangible and intangible assets or any liabilities associated with the acquisition of a vessel at fair value. Where vessels are acquired with existing time charters, the Company determines the present value of the difference between: (i) the contractual charter rate and (ii) the prevailing market rate for a charter of equivalent duration. In discounting the charter rate differences in future periods, the Company uses its Weighted Average Cost of Capital (WACC) adjusted to account for the credit quality of the charterer.  The capitalized above-market (assets) and below-market (liabilities) charters are amortized as a reduction and increase, respectively, to voyage revenues over the remaining term of the charter.

Stock incentive plan awards

Share-based compensation represents vested and non-vested restricted shares granted to employees and directors as well as to non-employees and are included in “Other general and administrative expenses” in the “Consolidated statements of operations.” The shares to employees and directors are measured at their fair value equal to the market value of the Company's common stock on the grant date. The shares that do not contain any future service vesting conditions are considered vested shares and a total fair value of such shares is expensed on the grant date. The shares that contain a time-based service vesting condition are considered non-vested shares on the grant date and the total fair value of such shares is recognized on a straight-line basis over the requisite service period. In addition, non-vested awards granted to non-employees are recognized on a straight-line basis over the remaining period service is provided.  The fair value of the awards granted to non-employees are measured at the fair value at each reporting period until the non-vested shares vest and performance is complete.

Investments

The Company classifies unrestricted publicly traded investments as trading securities and records them at fair value. The Company records unrealized gains or losses resulting from changes in fair value of its investment in trading securities between measurement dates as a component of “(Loss)/gain on trading securities". In accordance with guidance relating to “Fair Value Measurements”, the Company determines the fair value of its investments in trading securities using quoted market prices in active markets for the same securities (Level 1 under the “Fair Value Measurements” guidance hierarchy (see Note 15). The Company determines the cost of trading securities sold by using the First-In-First-Out (“FIFO”) method. Purchases of, or proceeds from, the sale of trading securities are classified as cash flows from operating activities. The Company has adopted guidance relating to “The Fair Value Option for Financial Assets and Financial Liabilities” which allows the classification of purchases of, or proceeds from, the sale of trading securities to be classified to cash flows from operating activities or cash flows from investing activities based upon the Company’s intent with respect to these securities.

Investment in Joint Venture

Investments in companies over which the Company believes it exercises significant influence over operating and financial policies, are accounted for using the equity method. Under this method the investment is carried at cost, and is adjusted to recognize the investor’s share of the earnings or losses of the investee after the date of acquisition and is adjusted for impairment whenever facts and circumstances determine that a decline in fair value below the cost basis is other than temporary. The amount of the adjustment is included in the determination of net income. The investment is also adjusted to reflect the Company’s share of changes in the investee’s capital.

Impairment of long-lived assets

Impairment loss is recognized on a long-lived asset used in operations when indicators of impairment are present and the carrying amount of the long-lived asset is not recoverable from the undiscounted cash flows estimated to be generated by the asset and the asset’s carrying amount is less than its fair value. In determining fair value and future benefits derived from use of long-lived assets, the Company performs an analysis of the anticipated undiscounted future net cash flows of the related long-lived assets.  If the carrying value of the related asset exceeds its undiscounted future net cash flows, the carrying value is reduced to its fair value. Various factors including future charter rates and vessel operating costs are included in this analysis. The Company performed the undiscounted cash flow test as of December 31, 2011 and 2012 for its vessels held for use and determined that its vessels were not impaired.

Derivative financial instruments

Derivative instruments are  recorded in the balance sheet as either an asset or liability measured at its fair value with changes in the instruments' fair value recognized as either a component in other comprehensive income if specific hedge accounting criteria are met in accordance with guidance relating to  “Derivatives and Hedging”  or in earnings if hedging criteria are not met.

Earnings per common share

Basic earnings per share is computed by dividing net income available to common shareholders by the weighted-average number of common shares outstanding during the period. The weighted-average number of common shares outstanding does not include any potentially dilutive securities or any non-vested restricted shares of common stock. These non-vested restricted shares, although classified as issued and outstanding as of December 31, 2011 and 2012, are considered contingently returnable until the restrictions lapse and will not be included in the basic net income per share calculation until the shares are vested.

Diluted net income per share gives effect to all potentially dilutive securities to the extent that they are dilutive, using the treasury method.

Segment reporting

The Company reports financial information and evaluates its operations by charter revenue and not by the length of ship employment for its customers, i.e. voyage or time charters.  The Company does not use discrete financial information to evaluate the operating results for each such type of charter. Although revenue can be identified for these types of charters, management cannot and does not identify expenses, profitability or other financial information for these charters.  As a result, management, including the chief operating decision maker, reviews operating results solely by revenue per day and operating results of the fleet and thus the Company has determined that it operates under one reporting segment. Furthermore, when the Company charters a vessel to a charterer, the charterer is free to trade the vessel worldwide and, as a result, the disclosure of geographical information is impracticable.

Recent accounting pronouncements

There are no recent accounting pronouncements that their adoption would have a material effect on the Company’s consolidated financial statements in the current year or expected to have an impact on future years.

Note 3 - Inventories	12 Months Ended
Dec. 31, 2012
Inventory Disclosure [Text Block]
3.	Inventories
Inventories consisted of the following:
	2011	2012
Lubricants	1,522,603	1,433,129
Victualling	218,141	173,883
Bunkers	865,791	205,624
Total	2,606,535	1,812,636

Note 4 - Vessels, Net	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment Disclosure [Text Block]
4.	Vessels, net

The amounts in the accompanying consolidated balance sheets are as follows:

	Costs	Accumulated Depreciation	Net Book Value

Balance, January 1, 2010	310,327,764	(53,056,940)	257,270,824
-Depreciation for the year	-	(17,979,750)	(17,979,750)
- -Purchase of vessels	16,121,360	-	16,121,360
Balance, December 31, 2010	326,449,124	(71,036,690)	255,412,434
-Depreciation for the year	-	(18,348,556)	(18,348,556)
- -Purchase of vessels	-	-	-
Balance, December 31, 2011	326,449,124	(89,385,246)	237,063,878
-Depreciation for the year	-	(17,385,608)	(17,385,608)
- -Sale of vessels	(19,318,073)	6,574,549	(12,743,524)
- -Purchase of vessels	-	-	-
Balance, December 31, 2012	307,131,051	(100,196,305)	206,934,746

During 2010, the Company acquired M/V “Aggeliki P” for a purchase price plus costs required to make the vessel available for use of $16,121,360. There were no purchases of vessels during 2011 and 2012.

There were no sales of vessels in 2010 or 2011. In February 2012, the Company decided to dispose of one of its vessels, M/V “Jonathan P”, which was sold in March 2012 for a gross price of $4,382,313. After sales commissions of 4%, which includes the 1% payable to our manager, and other sales expenses the Company recorded a loss of $8,568,234 from the sale of the vessel.

Vessels with a carrying value of $166.9 million are used as collateral under the Company’s loan agreements (see Note 9).

Note 5 - Deferred Charges, Net	12 Months Ended
Dec. 31, 2012
Deferred Charges [Text Block]
5.	Deferred Charges, net

“Deferred charges, net” consist of loan arrangement fees which are amortized over the duration of the loan and deferred offering expenses related to the filing of the Company’s shelf registration which was charged against the proceeds of our offering of the Company’s securities completed in 2012.

	2011	2012
Balance, beginning of year	599,374	697,951
Additions, deferred offering expenses	243,392	-
Amortization of loan arrangement fees	(144,815)	(135,981)
Deferred offering expenses reclassified to paid-in capital	-	(243,392)
Balance, end of year	697,951	318,578

Note 6 - Accrued Expenses	12 Months Ended
Dec. 31, 2012
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
6.           Accrued Expenses

The accrued expenses consisted of:

	As of December 31, 2011	As of December 31, 2012

Accrued payroll expenses	308,380	144,286
Accrued interest	115,682	117,605
Accrued general and administrative expenses	441,876	359,050
Accrued commissions	84,724	98,199
Other accrued expenses	708,932	424,486
Total	1,659,594	1,143,626

Note 7 - Fair Value of Time Charters Acquired	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Text Block]
7.	Fair Value of Time Charters Acquired

M/V “Maersk Noumea” was acquired on May 22, 2008 with an outstanding time charter terminating on August 2011 with a charter rate of $16,800 per day plus three one-year consecutive optional extensions at $18,735, $19,240 and $19,750 per day, respectively.  This charter rate was below the market rates for equivalent time charters prevailing at the time.  The present value of the below-market charter plus the optional periods was estimated by the Company at $9,597,438 and was recorded as a liability. This amount was amortized over the duration of the charter. For the years ended December 31, 2010 and 2011, voyage revenue included $2,106,416 and $1,318,211, respectively, as amortization of the below-market rate charter for M/V “Maersk Noumea”. There was no remaining unamortized below market rate charter as of December 31, 2011 and 2012.

Note 8 - Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions Disclosure [Text Block]
8.	Related Party Transactions

The Company’s vessel owning companies are parties to management agreements with Eurobulk Ltd. (“Manager” or “Management Company”), which is controlled by members of the Pittas family, whereby the Management Company provided technical and commercial vessel management for a fixed daily fee of an average of Euro 665 for 2010, Euro 700 for 2011 and Euro 685 for 2012 under the Company’s Master Management Agreement (see below).  Vessel management fees paid to the Management Company amounted to $4,892,006, $5,810,095 and $4,984,098 in 2010, 2011 and 2012, respectively.

An annual adjustment of the management fee due to inflation as provided under the management agreement takes effect January 1 of each year. Laid-up vessels are billed for half of the daily fee for the period they are laid-up. The Company’s Master Management Agreement with Eurobulk - effective as of January 1, 2011 and with an initial term of five years until January 1, 2016 – was amended and renewed for five years on February 4, 2011 with effect from January 1, 2011.  The amended and restated Master Management Agreement will automatically be extended after the initial period for an additional five year period unless terminated on or before the 90th day preceding the initial termination date. Pursuant to the Master Management Agreement, each shipowning company has signed – and each future shipowning company when a vessel is acquired will sign - with Eurobulk a management agreement with the rate and term of these agreements set in the Master Management Agreement as in effect since January 1, 2011. The new agreement was further amended and restated as of January 1, 2012 to reflect a 5% discount of the daily vessel management fee for the period during which the number of the Euroseas owned vessels (including vessels in which Euroseas is a part owner) managed by Eurobulk is greater than 20 (“volume discount”). As of December 31, 2012, there are 15 vessels in the Company’s fleet and 10 vessels in the fleet of the Company’s Euromar LLC joint venture.  The management fee was adjusted for inflation and agreed at 700 Euros per vessel per day for 2011 taking effect on January 1, 2011. Starting January 1, 2012, Euroseas  pays to Eurobulk a fee of 685 Euros per vessel per day in operation and 342.5 Euros per vessel per day in lay-up, after adjusting for inflation and taking into account a 5% volume discount as the number of vessels wholly or partly owned by Euroseas and managed by Eurobulk has been in excess of 20. In absence of the “volume discount”, the daily management fee is 720 Euros per vessel per day in operation and 360 Euros per vessel per day in lay up. For the year starting January 1st 2013 the management fee remains unchanged to the previous year’s level. These fees are recorded under “Related party management fees” in the “Consolidated statements of operations”.

In addition to the vessel management services, Eurobulk provides management services for the Company’s needs as a public company. In 2010, compensation for such services to the Company as a public company was $1,165,000. This fee was adjusted for inflation and agreed at $1,225,000 for 2011 and at $1,850,000 for 2012. Starting January 1, 2013, this fee was agreed at $1,900,000 to account for increased administration expenses and adjustment for inflation. These amounts are recorded in “Other general and administrative expenses” under “Operating expenses”.

Amounts due to or from related companies represent net disbursements and collections made on behalf of the vessel-owning companies by the Management Company during the normal course of operations for which a right of off-set exists.  As of December 31, 2012, the amount due from related companies was $4,948,443 while as of December 31, 2011, there was an amount due from related companies of $208,704. Based on the Master Management Agreement between Euroseas Ltd. and Euroseas’ shipowning subsidiaries and Eurobulk Ltd. an estimate of the quarter’s operating expenses, expected dry-dock expenses, vessel management fee and fee for management executive services are to be advanced in the beginning of the quarter to Eurobulk Ltd.

The Company uses brokers for various services, as is industry practice.  Eurochart S.A., an affiliated company controlled by certain members of the Pittas family, provides vessel sale and purchase services, and chartering services to the Company whereby the Company pays commission of 1% of the vessel sales price and 1.25% of charter revenues.  Commission expenses for vessel sales for the year ended December 31, 2012 of $43,823 were recorded for the sale of M/V “Jonathan P”, this commission expense was paid to Eurochart in 2012. Eurochart S.A. also received 1% commission for vessel acquisitions from the sellers of the vessels that the Company acquired. Commissions to Eurochart S.A. for chartering services were $612,998, $766,304 and $641,104 in 2010, 2011 and 2012, respectively.

Certain members of the Pittas family, together with another unrelated ship management company, have formed a joint venture with the insurance broker Sentinel Maritime Services Inc. (“Sentinel”); and with a crewing agent Technomar Crew Management Services Corp (“Technomar”). Technomar is a company owned by certain members of the Pittas family, together with two other unrelated ship management companies. Sentinel is paid a commission on premium not exceeding 5%; Technomar is paid a fee of about $50 per crew member per month. Total fees charged by Sentinel and Technomar were $197,921 and $219,602 in 2010, $173,717 and $219,014 in 2011 and $130,699 and $217,141 in 2012, respectively.  These amounts are recorded in “Vessel operating expenses”.

Note 9 - Long-Term Debt	12 Months Ended
Dec. 31, 2012
Long-term Debt [Text Block]
9.	Long-Term Debt

This consisted of bank loans of the ship-owning companies and is as follows:

Borrower		December 31, 2011	December 31, 2012
Alterwall Business Inc./ Allendale Investments S.A	(a)	-	-
Xenia International Corp	(b)	2,420,000	-
Prospero Maritime Inc.	(c)	6,325,000	4,675,000
Xingang Shipping Ltd. / Alcinoe Shipping Ltd	(d)	7,000,000	6,000,000
Manolis Shipping Ltd.	(e)	7,120,000	6,480,000
Trust Navigation Corp. / Tiger Navigation Co.	(f)	2,200,000	2,000,000
Saf-Concord Shipping Ltd.	(g)	7,250,000	6,250,000
Eleni Shipping Ltd.	(h)	8,400,000	7,000,000
Pantelis Shipping Corp.	(i)	9,600,000	8,480,000
Aggeliki Shipping Ltd.	(j)	7,288,000	6,076,000
Noumea Shipping Ltd.	(k)	17,310,000	14,620,000
		74,913,000	61,581,000
Less: Current portion		(13,332,000)	(15,937,000)
Long-term portion		$61,581,000	$45,644,000

None of the above loans is registered in the U.S. The future annual loan repayments are as follows:

To December 31:
2013	15,937,000
2014	12,862,000
2015	16,612,000
2016	12,170,000
2017	4,000,000
Thereafter	-
Total	$61,581,000

(a)
Allendale Investments S.A. and Alterwall Business Inc. drew $20,000,000 on May 26, 2005 against a loan facility for which they were jointly and severally liable.  The loan was  payable in twenty-four consecutive quarterly instalments of $1,500,000 each in the first year, $1,125,000 each in the second year, $775,000 each in the third year, $450,000 each in the fourth through sixth years and a balloon payment of $1,000,000 payable with the final instalment due in May 2011.  The interest was based on LIBOR plus 1.25% per annum as long as the outstanding loan amount remains below 60% of the fair market value (FMV) of M/V “Ninos” and M/V “Kuo Hsiung” and 1.375% if the outstanding loan amount was above 60% of the FMV of such vessels. Other covenants and guarantees are similar to the rest of the loans of the Company. This loan was paid in full as of May 2011.

(b)
This is an $8,250,000 loan drawn by Xenia International Corp. on June 30, 2006.  The loan is payable in twenty three consecutive quarterly installments consisting of $265,000 each and a balloon payment of $2,155,000 payable with the final quarterly installment due in March 2012. The interest is based on LIBOR plus a margin of 0.95%. The loan is secured with the following: (i) first priority mortgage over M/V “Anking”, (ii) first assignment of earnings and insurance of M/V “Anking”, (iii) a corporate guarantee of Euroseas Ltd., and (iv) overall liquidity (cash and cash equivalents) of $300,000 for each of the Company’s vessels throughout the life of the facility. Other covenants and guarantees are similar to the rest of the loans of the Company. This loan was paid in full as of March 2012.

(c)
This is a $15,500,000 loan drawn by Prospero Maritime Inc. on September 4, 2006.  The loan is payable in fourteen consecutive semi-annual installments consisting of two installments of $1,200,000 each, one installment of $1,000,000 each and eleven installments of $825,000 each and a balloon payment of $3,025,000 payable with the final semi-annual installment due in September 2013. The interest is based on LIBOR plus a margin that ranges between 0.9%-0.95%, depending on the asset cover ratio. The loan is secured with the following: (i) first priority mortgage over M/V “Aristides N.P.”, (ii) first assignment of earnings and insurance of M/V “Aristides N.P.”, (iii) a corporate guarantee of Euroseas Ltd., (iv) a minimum cash balance equal to an amount of no less than $300,000 in an account Prospero Maritime Inc. maintains with the bank, and (v) overall liquidity (cash and cash equivalents) of $300,000 for each of the Company’s vessels throughout the life of the facility. Other covenants and guarantees are similar to the rest of the loans of the Company.

(d)
This is a $20,000,000 loan drawn by Xingang Shipping Ltd. on November 15, 2006; Alcinoe Shipping Ltd., owner of the M/V “Gregos”, became a guarantor to the loan in March 2007. Diana Shipping Ltd, owner of M/V “Irini” is a guarantor to this loan after M/V Gregos was sold in December 2009, cash collateral of $2,000,000 has been maintained with the bank in lieu of any repayment because of the sale. The loan is payable in eight consecutive quarterly installments of $1.0 million each, the first of which was due in February 2007, followed by four consecutive quarterly installments of $750,000 each, followed by sixteen consecutive installments of $250,000 each and a balloon payment of $5.0 million payable with the final quarterly installment due in November 2013. The interest was based on LIBOR plus a margin of 0.935% initially; after Alcinoe Shipping Ltd. became a guarantor the rate became 0.90%.

On April 5, 2013, an Addendum was signed by which the balloon payment of $5.0 million will be repaid by eight consecutive quarterly instalments of $200,000 each starting in February 2014 plus a balloon payment of $3,400,000 payable with the final quarterly instalment in November 15, 2015. The interest is based on LIBOR plus a margin of 5.30%. As of the November 1, 2013 and thereafter at any time throughout the repayment of the loan a minimum deposit of $400,000 is to be maintained with the bank. The loan is secured with the following: (i) first priority mortgage over M/V “Marinos” owned by Xingang Shipping Ltd, (ii) first assignment of earnings and insurance, (iii) a corporate guarantee of Euroseas Ltd. and (iv) a mortgage on M/V “Irini” owned by Diana Shipping Ltd. Other covenants and guarantees are similar to the rest of the loans of the Company.

(e)
This is a $10,000,000 loan drawn by Manolis Shipping Ltd. on June 11, 2007 The loan is payable in thirty-two consecutive quarterly instalments of $160,000 each, the first of which was due in September 2007, plus a balloon payment of $4,880,000 payable with the final quarterly instalment in June 2015. The interest is based on LIBOR plus a margin of 0.80% if the ratio of the outstanding loan to the vessel value is below 55%, otherwise the margin is 0.90%.  The loan is secured with the following: (i) first priority mortgage over M/V “Manolis P”, (ii) first assignment of earnings and insurance, (iii) a corporate guarantee of Euroseas Ltd. and (iv) a minimum cash balance equal to an amount of no less than $300,000 in an account Manolis Shipping Ltd. maintains with the bank.  Other covenants and guarantees are similar to the rest of the loans of the Company.

On October 29, 2012, a supplemental agreement was signed that extended the loan by eight consecutive quarterly instalments of $250,000 each, plus a balloon payment of $3,000,000 payable with the final quarterly instalment on January, 15 2016. Under the same supplemental agreement, Tiger Navigation Corp., owner of m/v Tiger Bridge, SAF-Concord Shipping Ltd., owner of m/v Monica P, and Alterwall Business Inc., owner of M/V OEL Bengal, provided additional guarantees to this loan. The interest is based on LIBOR plus a margin of 5.00%.

(f)
This loan is a $15,000,000 loan originally drawn by Trust Navigation Corp. on November 1, 2007. The M/V “Ioanna P” secured the loan until the vessel was sold on January 12, 2009. In anticipation of such sale, on December 29, 2008, a replacement guarantee for the loan was put in place by Tiger Navigation Corp., one of the Company’s subsidiaries and the owner of M/V “Tiger Bridge”.  On such date, Tiger Navigation Corp. also granted the lender a first priority mortgage over M/V “Tiger Bridge” to secure the loan and its guarantee. The loan is payable in four consecutive quarterly instalments of $1,850,000 each, the first of which was due in February 2008, followed by four consecutive quarterly instalments of $750,000 each, followed by four consecutive quarterly instalments of $550,000 each, plus a balloon payment of $2,400,000 payable with the final quarterly instalment in November 2010. The interest is based on LIBOR plus a margin of 0.90%. On October 29, 2010, Tiger Navigation Corp. agreed to re-finance the balloon payment of $2,400,000 to be paid in ten consecutive quarterly instalments of $50,000 each plus a balloon payment of $1,900,000 payable with the final instalment in April 2013. The interest rate is based on LIBOR plus 3.75%. The loan is secured with the following: (i) first priority mortgage over M/V “Tiger Bridge”, (ii) first assignment of earnings and insurance, (iii) a corporate guarantee of Euroseas Ltd. and (iv) a minimum cash balance equal to an amount of no less than $300,000 in an account Trust Navigation Corp. maintains with the bank.  Other covenants and guarantees are similar to the rest of the loans of the Company.

(g)
This loan is a $10,000,000 loan drawn by SAF-Concord Shipping Ltd. on January 19, 2009. The loan was payable in twenty consecutive quarterly instalments of $250,000 each, the first of which was due in April 2009, plus a balloon payment of $5,000,000 payable with the final quarterly instalment in January 2014. The interest was based on LIBOR plus a margin of 2.50%. The loan was secured with the following: (i) first priority mortgage over M/V “Monica P”, (ii) first assignment of earnings and insurance, (iii) a corporate guarantee of Euroseas Ltd. and (iv) a minimum cash balance equal to an amount of no less than $300,000 in an account SAF-Concord Shipping Ltd. Shipping Ltd. maintains with the bank.  Other covenants and guarantees are similar to the rest of the loans of the Company.

(h)
This loan is a $10,000,000 loan drawn by Eleni Shipping Ltd. on April 30, 2009. The loan is payable in 10 consecutive semi-annual instalments, two in the amount of $100,000, two in the amount of $400,000, two in the amount of $600,000 and four in the amount of $800,000, with a $4.6 million balloon payment to be paid together with the last instalment in April 2014. The margin of the loan is 2.50% above LIBOR for the $5.4 million repaid throughout the 5 years and 2.70% above LIBOR for the amount of the balloon payment. The loan is secured with the following: (i) first priority mortgage over M/V “Eleni P”, (ii) first assignment of earnings and insurance, (iii) a corporate guarantee of Euroseas Ltd. and (iv) a minimum cash balance equal to an amount of no less than $300,000 in an account Eleni Shipping Ltd. maintains with the bank.  Other covenants and guarantees are similar to the rest of the loans of the Company.

(i)
This loan is a $13,000,000 loan drawn by Pantelis Shipping Corp. on December 15, 2009. The loan is payable in 32 consecutive quarterly instalments, four in the amount of $500,000 and twenty-eight in the amount of $280,000, with a $3.16 million balloon payment to be paid together with the last instalment in December 2017. The margin of the loan is 2.70% above LIBOR. The loan is secured with the following: (i) first priority mortgage over M/V “Pantelis”, (ii) first assignment of earnings and insurance, (iii) a corporate guarantee of Euroseas Ltd. and (iv) a minimum cash balance equal to an amount of no less than $300,000 in an account Pantelis Shipping Corp. maintains with the bank.  Other covenants and guarantees are similar to the rest of the loans of the Company.

(j)
This loan is a $8,500,000 loan drawn by Aggeliki Shipping Ltd. on November 5, 2010. The loan is payable in 20 equal consecutive quarterly instalments of $303,000 each, with a $2.44 million balloon payment to be paid together with the last instalment in November 2015. The margin of the loan is 2.85% above LIBOR. The loan is secured with the following: (i) first priority mortgage over M/V “Aggeliki P.”, (ii) first assignment of earnings and insurance, (iii) a corporate guarantee of Euroseas Ltd. Other covenants and guarantees are similar to the rest of the loans of the Company.

(k)
This loan is a $20,000,000 loan drawn by Noumea Shipping Ltd. on December 28, 2010. The loan consists of two tranches: Tranche A of $15,000,000 payable in 12 equal consecutive six-monthly instalments of $720,000 each with a $6.36 million balloon payment to be paid together with the last instalment in December 2016; and, Tranche B of $5,000,000 payable in 8 equal consecutive six-monthly instalments of $625,000 each running in parallel with Tranche A. The margin of both tranches is 2.65% above LIBOR, however, if the collateral vessel, M/V “Maersk Noumea”, does not have a charter, the margin of Tranche B becomes 4% above LIBOR and any balance remaining thereof, to be repaid not later that the original Tranche B Maturity, as an Interim Balloon.   The loan is secured with the following: (i) first priority mortgage over M/V “Maersk Noumea”, (ii) second priority mortgage over M/V “Aristides N.P.”, (iii) first assignment of earnings and insurance, (iv) a corporate guarantee of Euroseas Ltd. Other covenants and guarantees are similar to the rest of the loans of the Company.

In addition to the terms specific to each loan described above, all the above loans are secured with one or more of the following:

•	first priority mortgage over the respective vessels on a joint and several basis.

•	first assignment of earnings and insurance.

•	a personal guarantee of one shareholder.

•	a corporate guarantee of Euroseas Ltd.

•	a pledge of all the issued shares of each borrower.

The loan agreements contain covenants such as minimum requirements regarding the hull ratio cover  (the ratio of fair value of vessel to outstanding loan less cash in retention accounts), restrictions as to changes in management and ownership of the vessel shipowning companies, distribution of profits or assets (i.e. limiting dividends in some loans to 60% of profits, or, not permitting dividend payment or other distributions in cases that an event of default has occurred), additional indebtedness and mortgage of vessels without the lender’s prior consent, sale of vessels, maximum fleet-wide leverage, sale of capital stock of our subsidiaries, ability to make investments and other capital expenditures, entering in mergers or acquisitions, minimum cash balance requirements and minimum cash retention accounts (restricted cash).  The loan agreements also require the Company to make deposits in retention accounts with certain banks that can only be used to pay the current loan instalments. Minimum cash balance requirements are in addition to cash held in retention accounts. These cash deposits amounted to $5,920,111 and $9,926,011 as of December 31, 2011 and 2012, respectively, and are shown as “Restricted cash” under “Current assets” and “Long-term assets” in the consolidated balance sheets. As of December 31, 2012, all the debt covenants are satisfied.

Interest expense for the years ended December 31, 2010, 2011 and 2012 amounted to $1,389,647, $2,046,420 and $1,841,245, respectively.

Note 10 - Income Taxes	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Text Block]
10.           Income Taxes

Under the laws of the countries of the companies’ incorporation and/or vessels’ registration, the companies are not subject to tax on international shipping income, however, they are subject to registration and tonnage taxes, which have been included in “Vessel operating expenses” in the accompanying “Consolidated statements of operations.”

Pursuant to the Internal Revenue Code of the United States (the “Code”), U.S. source income from the international operations of ships is generally exempt from U.S tax if the company operating the ships meets certain requirements. Among other things, in order to qualify for this exemption, the company operating the ships must be incorporated in a country, which grants an equivalent exemption from income taxes to U.S corporations. All the Company’s ship-operations subsidiaries satisfy this particular criterion.  In addition, more than 50% of the value of the stock must be owned, directly or indirectly, by individuals who are residents as defined in the countries of incorporation or another foreign country that grants an equivalent exemption to U.S corporations, the “50% Ownership Test”, or, the stock is “primarily and regularly traded on an established securities market” in our country of organization, in another country that grants an “equivalent exemption” to United States corporations, or in the United States, the “Publicly-Traded Test”. The management of the Company believes that by virtue of the special rule applicable to situations where the ship operating companies are beneficially owned by a publicly-traded company like the Company, the “Publicly-Traded Test” was satisfied for 2010, 2011 and 2012.

Note 11 - Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Text Block]
11.	Commitments and Contingencies

(a)
There are no material legal proceedings to which the Company is a party or to which any of its properties are subject, other than routine litigation incidental to the Company’s business.  In the opinion of the management, the disposition of these lawsuits should not have a material impact on the consolidated results of operations, financial position and cash flows.

(b)
Future minimum long-term time charter revenue net of commissions, based on non-cancelable time charter contracts as of December 31, 2012 will be $3.8 million for 2013 and $0.6 million for 2014 assuming the scheduled drydockings and special surveys (20-25 days every two and a half years) and one additional offhire day per quarter to account for any unscheduled off-hire time.

Note 12 - Stock Incentive Plan	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
12.	Stock Incentive Plan

On October 25, 2007, the Board of Directors approved the Company’s 2007 Stock Incentive Plan (the “2007 Plan”, all the shares under this plan have been issued) and on June 15, 2010, the Company’s 2010 Stock Incentive Plan (the “2010 Plan”). The plans are administered by the Board of Directors which can make awards totaling in aggregate up to 600,000 and 1,500,000 shares, respectively over 10 years after each plan’s adoption date. The persons eligible to receive awards under the Plan are officers, directors, and executive, managerial, administrative and professional employees of the Company or Eurobulk or Eurochart, (collectively, “key persons”) as the Board, in its sole discretion, shall select based upon such factors as the Board shall deem relevant.  Awards may be made under the Plan in the form of incentive stock options, non-qualified stock options, stock appreciation rights, dividend equivalent rights, restricted stock, unrestricted stock, restricted stock units and performance shares.

a)
On November 4, 2010, an award of 165,000 non-vested restricted shares, 15,000 shares under the 2007 Plan and 150,000 shares under the 2010 Plan, was made to 14 key persons of which 50% vested on November 16, 2011 and 50% vested on November 16, 2012; awards to officers and directors amounted to 100,000 shares and the remaining 65,000 shares were awarded to employees of Eurobulk.

b)
On November 4, 2011 an award of 290,000 non-vested restricted shares under the 2010 Plan, was made to 17 key persons of which 50%  vested on July 1, 2012 and 50% will vest on July 1, 2013; awards to officers and directors amounted to 164,000 shares and the remaining 126,000 shares were awarded to employees of Eurobulk.

c)
On November 3, 2012 an award of 435,000 non-vested restricted shares under the 2010 Plan, was made to 17 key persons of which 50% will vest on November 16, 2013 and 50% on November 16, 2014; awards to officers and directors amounted to 246,000 shares and the remaining 189,000 shares were awarded to employees of Eurobulk.

All non-vested restricted shares are conditional upon the grantee’s continued service as an employee of the Company, Eurobulk or as a director until the applicable vesting date. The grantee does not have the right to vote such non-vested restricted shares until they vest or exercise any right as a shareholder of these shares, however, the non-vested shares will accrue dividends as declared and paid which will be retained by the Company until the shares vest at which time they are payable to the grantee. As of December 31, 2011 and 2012 the non-vested restricted shares accrued dividends of $47,525 and $36,424, respectively. As non-vested restricted share grantees accrue dividends on awards that are expected to vest, such dividends are charged to retained earnings.

The Company estimates the forfeitures of non-vested restricted shares to be immaterial. The Company will, however, re-evaluate the reasonableness of its assumption at each reporting period.

The compensation cost that has been charged against income for those plans was $696,117, $568,488 and $671,381 for the years ended December 31, 2010, 2011 and 2012, respectively. The Company has used the straight-line method to recognize the cost of the awards.

A summary of the status of the Company’s non-vested shares as of December 31, 2012 and changes during the year ended December 31, 2012, are presented below:

Non-vested Shares	Shares	Weighted-Average Grant-Date Fair Value
Non-vested on January 1, 2012	372,500	$1,250,500
Granted	554,200	629,822
Vested	(300,300)	(879,648)
Forfeited	-	-
Non-vested on December 31, 2012	626,400	1,000,674

As of December 31, 2012, there was $644,206 of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the Plan and is expected to be recognized over a weighted-average period of 0.83 years. The total fair value at grant-date of shares vested during the year ended December 31, 2010, December 31, 2011, and December 31, 2012 was $609,175, $669,075, and $879,648, respectively.

Note 13 - Earnings / (Loss) Per Share	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Text Block]
13.	Earnings / (Loss) Per Share

Basic and diluted earnings / (loss) per common share are computed as follows:

	2010	2011	2012
Income:
Net income/(loss)	(6,605,850)	1,115,989	(13,198,741)
Basic earnings per share:
Weighted average common shares – Outstanding	31,636,633	31,794,381	38,950,100
Basic earnings/(loss) per share	(0.21)	0.04	(0.34)
Effect of dilutive securities
Non-vested incentive stock awards	-	51,699	-
Weighted average common shares – Outstanding	31,636,633	31,846,080	38,950,100
Diluted earnings /(loss) per share	(0.21)	0.04	(0.34)

 During 2010 and 2012, the effect of the non-vested stock awards was anti-dilutive.

In June 2012, the Company completed a shareholders rights offering of 13,852,094 shares of common stock at an issue price of $1.10 per share. The earnings/(loss) per share and the weighted average number of shares, basic and diluted, have been adjusted retroactively for years 2010 and 2011 to give effect to the bonus element of the shares associated with the rights offering.

Note 14 - Voyage, Vessel Operating Expenses and Commissions	12 Months Ended
Dec. 31, 2012
Vessel Voyage And Operating Expenses [Text Block]
14.           Voyage, Vessel Operating Expenses and Commissions

These consisted of:

	Year ended December 31,
	2010	2011	2012
Voyage expense
Port charges and canal dues	578,520	304,951	442,783
Laid-up vessel re-activation costs	565,653	-	-
Bunkers	452,396	472,951	886,885
Total	1,596,569	777,902	1,329,668

Vessel operating expenses
Crew wages and related costs	12,144,125	14,137,227	13,864,535
Insurance	2,521,256	2,691,918	2,435,144
Repairs and maintenance	524,026	601,254	511,569
Lubricants	2,187,351	2,712,901	2,846,087
Spares and consumable stores	3,252,381	4,590,835	4,083,590
Professional and legal fees	113,202	111,043	137,047
Other	764,851	1,404,161	1,197,167
Total	21,507,192	26,249,339	25,075,139

Commission consisted of commissions charged by:

	Year ended December 31,
	2010	2011	2012
Third parties	1,331,475	2,206,663	2,032,599
Related parties (see Note 8)	612,998	766,304	641,104
	1,944,473	2,972,967	2,673,703

Note 15 - Financial Instruments	12 Months Ended
Dec. 31, 2012
Financial Instruments Disclosure [Text Block]
15.           Financial Instruments

The principal financial assets of the Company consist of cash on hand and at banks, trading securities, derivatives including interest rate swaps and accounts receivable due from charterers. The principal financial liabilities of the Company consist of long-term loans and accounts payable due to suppliers.

Interest rate risk

The Company enters into interest rate swap contracts as economic hedges to manage its exposure to variability in its floating rate long term debt. Under the terms of the interest rate swaps the Company and the bank agreed to exchange, at specified intervals the difference between a paying fixed rate and receiving floating rate interest amount calculated by reference to the agreed principal amounts and maturities.  Interest rate swaps allow the Company to convert long-term borrowings issued at floating rates into equivalent fixed rates. Even though the interest rate swaps were entered into for economic hedging purposes, the derivatives described below (see Note 16) do not qualify for accounting purposes as fair value hedges, under guidance relating to Derivatives and Hedging, as the Company does not have currently written contemporaneous documentation identifying the risk being hedged and, both on a prospective and retrospective basis, performing an effectiveness test to support that the hedging relationship is highly effective. Consequently, the Company recognizes the change in fair value of these derivatives in the “Consolidated statements of operations.” As of December 31, 2012, the Company had three open swap contracts for a notional amount of $60.0 million.

Concentration of credit risk

Financial instruments, which potentially subject the Company to significant concentration of credit risk consist primarily of cash and trade accounts receivable. The Company places its temporary cash investments, consisting mostly of deposits, with high credit qualified financial institutions. The Company performs periodic evaluation of the relative credit standing of these financial institutions that are considered in the Company’s investment strategy. The Company limits its credit risk with accounts receivable by performing ongoing credit evaluations of its customers’ financial condition and generally does not require collateral for its accounts receivable.  As of December 31, 2012, there were no customers with trade accounts receivable accounting for more than 10% of the customer’s 2012 hire revenues.

Fair value of financial instruments

The Company follows guidance relating to “Fair value measurements”, which establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements.  This statement enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. The statement requires that assets and liabilities carried at fair value will be classified and disclosed in one of the following three categories:

Level 1: Quoted market prices in active markets for identical assets or liabilities;

Level 2: Observable market based inputs or unobservable inputs that are corroborated by market data;

Level 3: Unobservable inputs that are not corroborated by market data.

The fair value of the Company’s investments in trading securities and FFA contracts are determined based on quoted prices in active markets and therefore are considered Level 1 of the fair value hierarchy as defined in guidance relating to “Fair value measurements”.

The fair value of the Company’s interest rate swap agreements is determined using a discounted cash flow approach based on market-based LIBOR swap rates.  LIBOR swap rates are observable at commonly quoted intervals for the full terms of the swaps and therefore are considered Level 2 items.  As of December 31, 2011 and December 31, 2012 no fair value measurements for assets or liabilities under Level 3 were recognized in the Company’s consolidated financial statements.

	Fair Value Measurement as of December 31, 2012
	Total	(Level 1)	(Level 2)	(Level 3)
Liabilities
Interest rate swap contracts, current and long-term portion	$2,393,568	-	$2,393,568	-

	Fair Value Measurement as of December 31, 2011
	Total,	l (Level 1)	(Level 2)	(Level 3)
Assets
Trading securities	$27,473	$27,473	-	-
Liabilities
Interest rate swap contracts, current and long-term portion	$3,451,497	-	$3,451,497	-
Total		$27,473	$3,451,497

The estimated fair values of the Company’s financial instruments such as trade receivables, trade accounts payable, cash and cash equivalents and restricted cash approximate their individual carrying amounts as of December 31, 2011 and 2012, due to their short-term maturity. The fair value of the Company’s long term borrowings approximates $58.9 million as of December 31, 2012 or $2.7 million less than its carrying value of $61.6 million. The fair value of the long term borrowings are  estimated based  on current interest rates offered to the Company for similar loans. LIBOR rates are observable at commonly quoted intervals for the full terms of the loans and hence fair value of the  long-term bank loans are considered Level 2 items in accordance with the fair value hierarchy  due to their variable interest rate, being the LIBOR.

Note 16 - Derivative Financial Instruments	12 Months Ended
Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Text Block]
16.           Derivative Financial Instruments

The derivative losses for the period ended December 31, 2010, 2011 and 2012 arose from three interest rate swap contracts entered into in July 2008, 2009 and 2011 and a number of FFA contracts entered in December 2008, throughout 2009 and in July 2010 that did not meet the criteria for hedge accounting.

Interest rate swaps

Effective July 14, 2008, July 8, 2009 and January 21, 2011, respectively, the Company entered into three interest rate swaps with EFG Eurobank – Ergasias S.A. (“Eurobank”) on a notional amount of $25.0 million for the first two contracts and $10.0 million for the last contract, each in order to manage interest costs and the risk associated with changing interest rates. Under the terms of the swaps, Eurobank makes a quarterly payment to the Company equal to the 3-month LIBOR while the Company pays the fixed rate of 3.99%, 2.88% and 2.29% on the three respective swaps based on the relevant notional amount; all contracts are net settled between Eurobank and the Company. The swaps are effective for five years from July 14, 2008 to July 14, 2013, from July 8, 2009 to July 8, 2014 and from January 21 2011 to January 21, 2016, respectively. The interest rate swaps did not qualify for hedge accounting as of December 31, 2011 and 2012.

Freight Forward Agreements (“FFA”)

In December 2008, the Company sold six FFA contracts on the Baltic Panamax Index (“BPI”) for calendar years 2009 and 2010 totaling 480 and 485 days, respectively, at an average time charter equivalent date of approximately $11,350 and $11,430 per day, respectively.  During 2009, the Company also sold and bought a number of additional FFA contracts on the BPI for certain periods of 2009 and calendar year 2010.

The contracts are settled on a monthly basis using the average of the BPI for the days of the month the BPI is published.  The Company received a payment if the average BPI for the month was below the contract rate equal to the difference of the contract rate less the average BPI for the month times the number of contract days sold; if the average BPI for the month was greater than the contract rate the Company made a payment equal to the difference of the average BPI for the month less the contract rate times the number of contract days sold. If the Company buys contracts previously sold (or the opposite) the Company receives or pays the difference of the two rates for the period covered by the contracts.

In 2010, the Company bought a “put” option contract on the BPI for 360 days with $16,500 per day striking price and sold a “call” option contract for 360 days on the BPI with $23,500 per day on the BPI both for calendar 2011. Options FFA contracts require an initial premium to be paid (if bought) or received (if sold) and are settled monthly like regular FFA contracts provided they are “in-the-money”. If Company sells an options contract it previously bought (or the opposite) the Company will record a profit or loss on the sale depending on whether the premium it received is higher than the premium it paid. During the year 2011 the Company closed the “put” and the call “options” resulting in a net gain on FFA contracts of $336,552.

The FFA contracts did not qualify for hedge accounting. The Company follows guidance relating to “Fair value measurements” to calculate the fair value of the FFA contracts (see Note 15).

Derivatives not designated as hedging instruments	Balance Sheet Location	December 31, 2011	December 31, 2012

Interest rate swap contracts	Current liabilities – Derivatives	1,907,088	1,718,438

Interest rate contracts	Long-term liabilities – Derivatives	1,544,409	675,130

Total derivative liabilities		3,451,497	2,393,568

Derivatives not designated as hedging instruments	Location of gain (loss) recognized	Year Ended December 31, 2010	Year Ended December 31, 2011	Year Ended December 31, 2012
FFA contracts – Fair value	Change in fair value of derivatives	9,692,455	(574,336)	-
FFA contracts - Realized loss	Change in fair value of derivatives	(10,875,776)	910,088	(2,247)
Interest rate – Fair value	Change in fair value of derivatives	(1,468,650)	(76,516)	1,057,928
Interest rate contracts - Realized loss	Change in fair value of derivatives	(1,569,846)	(1,758,158)	(1,693,084)
Total loss on derivatives		(4,221,817)	(1,498,122)	(637,403)

Note 17 - Investment in Joint Venture	12 Months Ended
Dec. 31, 2012
Equity Method Investments and Joint Ventures Disclosure [Text Block]
17.	Investment in Joint Venture

On March 25, 2010, the Company entered into a partnership (the “Joint Venture”) with companies managed by Eton Park Capital Management, L.P. ("Eton Park") and Rhône Capital III L.P. ("Rhône") to form Euromar LLC.  Eton Park’s investments are made through Paros Ltd., a Cayman Islands exempted company, and Rhône’s investments are made through the Cayman Islands limited companies All Seas Investors I Ltd., All Seas Investors II Ltd., and the Cayman Islands exempted limited partnership All Seas Investors III LP.  Euromar LLC will acquire, maintain, manage, operate and dispose of shipping vessels.  Pursuant to the terms of the Joint Venture, the Company may invest up to $25.0 million for a 14.286% interest in the Joint Venture, while Eton Park and Rhône may each invest up to $75.0 million for a 42.857% interest in the Joint Venture each,  for a total of $175 million. After March 25, 2012, Eton Park and Rhône have the option to convert part or all of their holdings in the Company’s stock at a conversion ratio based on the ratio of the net asset market values of the Company and the Joint Venture, or the ratio of the Company’s market value multiplied by 0.925 and the net asset market value of the Joint Venture whichever is to the advantage of the Company.  No conversion can take place if any of the net asset market values are negative.   Management of the vessels and various administrative services pertaining to the vessels are performed by Eurobulk and its affiliates; strategic, financial and reporting services are provided by Euroseas. For these services, Euroseas earned $240,000 in 2012. These amounts are recorded in “Related party revenue” under “Revenues”.

During 2012, the Company contributed $3,750,000 and as of December 31, 2012, the Company has contributed $18.75 million. The Company accounts for its investment in the Joint Venture using the equity method of accounting despite the fact that it is a minority partner, it is considered to have significant influence in the operations and management of Euromar LLC (see “Significant Accounting Policies” – Note 2).  The Company’s share of the results of operations of the Joint Venture is included in the “Consolidated statements of operations” as “Equity loss in joint venture”.  The Company’s share of the results of operations of the Joint Venture amounted to a loss of $(538,833), ($2,415) and ($1,219,692) for the years 2010, 2011 and 2012, respectively.  The Company’s investment in the Joint Venture is recorded in the “Consolidated balance sheets” at its book value which was $14,458,762 and $16,989,061 as of December 31, 2011 and 2012, respectively.

Summarized financial information for the Joint Venture is as follows:

	2010	2011	2012

Current assets	7,432,566	7,732,697	10,912,327
Long-term assets	167,386,946	217,878,004	242,007,329
Current liabilities	8,002,899	16,908,232	6,051,142
Long-term liabilities	65,834,481	107,737,239	127,316,330
Members’ contributions	105,750,000	105,750,000	132,000,000
Voyage revenue	4,479,908	29,233,585	27,428,223
Net revenue	4,367,197	28,107,669	26,216,805
Operating income / (loss)	(3,388,490)	6,357,218	(2,018,854)
Net loss	(4,017,868)	(16,902)	(8,413,047)

Note 18 - Other Income	12 Months Ended
Dec. 31, 2012
Other Income and Other Expense Disclosure [Text Block]
18.	Other Income

Income of $2,352,946 in 2010, $735,707 in 2011 and $254,604 in 2012 represents insurance proceeds consisting primarily of loss of hire insurance for the period M/V “Eleni P” was hijacked and unable to trade. The Company books such proceeds as other operating income when there is confirmation that its claim is accepted.

Note 19 - Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Text Block]
19.           Subsequent Events

a)
On February 14, 2012, the Board of Directors declared a cash dividend of $0.015 per Euroseas Ltd. common share.  Such cash dividend was paid on March 9, 2012 to the holders of record of Euroseas Ltd. common shares as of March 2, 2012.

Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2012
Consolidation, Policy [Policy Text Block]	Principles of consolidation The accompanying consolidated financial statements included the accounts of Euroseas Ltd. and its subsidiaries. Inter-company transactions were eliminated on consolidation.
Use of Estimates, Policy [Policy Text Block]
Use of estimates

The preparation of the accompanying consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosures of contingent assets and liabilities at the date of the consolidated financial statements, and the stated amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Comprehensive Income, Policy [Policy Text Block]
Other comprehensive income / (loss)

The Company has no other comprehensive income / (loss) and accordingly comprehensive income / loss equals net income/(loss) for all periods presented. As such, no statement of comprehensive income/(loss) has been presented.

Foreign Currency Transactions and Translations Policy [Policy Text Block]
Foreign currency translation

The Company’s functional currency as well as the functional currency of all its subsidiaries is the U.S. dollar.  Assets and liabilities denominated in foreign currencies are translated into U.S. dollars at exchange rates prevailing at the balance sheet date.  Income and expenses denominated in foreign currencies are translated into U.S. dollars at exchange rates prevailing at the date of the transaction.  The resulting exchange gains and/or losses on settlement or translation are included in the accompanying consolidated statements of operations.

Cash and Cash Equivalents, Policy [Policy Text Block]	Cash equivalents Cash equivalents are time deposits or other certificates purchased with an original maturity of three months or less.
Cash and Cash Equivalents, Restricted Cash and Cash Equivalents, Policy [Policy Text Block]
Restricted cash

Restricted cash reflects deposits with certain banks that can only be used to pay the current loan installments or are required to be maintained as a certain minimum cash balance per mortgaged vessel.

Trade and Other Accounts Receivable, Policy [Policy Text Block]
Trade accounts receivable

The amount shown as trade accounts receivable, at each balance sheet date, includes estimated recoveries from each voyage or time charter. At each balance sheet date, the Company provides for doubtful accounts on the basis of specific identified doubtful receivables.  No allowance for doubtful accounts was recorded for any of the periods presented.

Inventory, Policy [Policy Text Block]	Inventories Inventories are stated at the lower of cost and market value. Inventories are valued using the FIFO (First-In First-Out) method.
Vessels [Policy Text Block]
Vessels

Vessels are stated at cost which comprises the vessels’ contract price, costs of major repairs and improvements upon acquisition, direct delivery and other acquisition expenses less accumulated depreciation and impairment, if any. Subsequent expenditures for conversions and major improvements are also capitalized when they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of the vessels; otherwise these amounts are charged to expense as incurred.

Expenditures for vessel repair and maintenance are charged against income in the period incurred.

Depreciation, Depletion, and Amortization [Policy Text Block]
Depreciation

Depreciation is calculated on a straight line basis with reference to the cost of the vessel, age and scrap value as estimated at the date of acquisition.  Depreciation is calculated over the remaining useful life of the vessel, which is estimated to range from 25 to 30 years from the completion of its construction.  Remaining useful lives of vessels are periodically reviewed and revised to recognize changes in conditions and such revisions, if any, are recognized over current and future periods.

Insurance Premiums Revenue Recognition, Policy [Policy Text Block]
Insurance claims and insurance proceeds

Claims receivable are recorded on the accrual basis and represent the amounts to be received, net of deductibles, incurred through each balance sheet date, for which recovery from insurance companies is probable and the claim is not subject to litigation. Any remaining costs to complete the claims are included in accrued liabilities. Insurance proceeds are recorded according to type of claim that gives rise to the proceeds in the consolidated statements of operations and the consolidated statements of cash flow.

Revenue Recognition, Policy [Policy Text Block]
Revenue and expense recognition

Revenues are generated from voyage and time charter agreements.  If a charter agreement exists, the price is fixed, service is provided and the collection of the related revenue is reasonably assured, revenues are recorded over the term of the charter as service is provided and recognized on a pro-rata basis over the duration of the voyage or time charter adjusted for the off-hire days that a vessel spends undergoing repairs, maintenance or upgrade work. A voyage is deemed to commence upon the later of the completion of discharge of the vessel’s previous cargo or the time it receives a contract that is not cancelable and is deemed to end upon the completion of discharge of the current cargo.  A time charter contract is deemed to commence from the time of the delivery of the vessel to an agreed port and is deemed to end upon the re-delivery of the vessel at an agreed port. We generally enter into a charter agreement for the vessel’s next voyage or time charter prior to the time of discharge of the previous cargo or completion of previous time charter. We do not begin recognizing voyage or time charter revenue until a charter contract has been agreed to both by us and the customer, even if the vessel has discharged its cargo or completed the previous time charter and it is sailing to the anticipated load port for its next voyage or to the port it will be delivered to the next charterer. Demurrage income, which is included in voyage revenues, represents revenue earned from the charterer when loading or discharging time exceeded the stipulated time in the voyage charter and is recognized when earned.

For the Company’s vessels operating in chartering pools, pool profits are allocated to each pool participant on a time charter equivalent basis in accordance with an agreed-upon formula, which is determined by points awarded to each vessel in the pool based on the vessel’s age, design and other performance characteristics. Pool income is recognized during the period services were performed, the collectability has been reasonably assured, an agreement with the pool exists and price is determinable. Pool income may be subject to future adjustments by the pool however, the effect on the Company’s income resulting from a subsequent reallocation of pool income on the results for the year historically has not been significant.

Charter fees received in advance are recorded as a liability (deferred revenue) until charter services are rendered.

Vessels operating expenses are comprised of all expenses relating to the operation of the vessels, including crewing, insurance, repairs and maintenance, stores, lubricants, spares and consumables, professional and legal fees and miscellaneous expenses. Vessel operating expenses are recognized as incurred; payments in advance of services or use are recorded as prepaid expenses. Voyage expenses relate to bunkers, port charges, canal tolls, and agency fees which are incurred when the vessel is chartered under a voyage charter or during off-hire or idle periods. Voyage expenses are expensed as incurred.

Drydocking and Special Survey Expenses [Policy Text Block]	Dry-docking and special survey expenses Dry-docking and special survey expenses are expensed as incurred.
Pension and Other Postretirement Plans, Policy [Policy Text Block]
Pension and retirement benefit obligations – crew

The ship-owning companies employ the crews on board the vessels under short-term contracts (usually up to 9 months).  Accordingly, they are not liable for any pension or post-retirement benefits.

Finance, Loans and Leases Receivable, Policy [Policy Text Block]
Financing costs

Loan arrangement fees are deferred and amortized to interest expense over the duration of the underlying loan using the effective interest method. Unamortized fees relating to loans repaid or refinanced are expensed in the period the repayment or refinancing occurs.

Fair Value Measurement, Policy [Policy Text Block]
Fair value of time charter acquired

The Company records all identified tangible and intangible assets or any liabilities associated with the acquisition of a vessel at fair value. Where vessels are acquired with existing time charters, the Company determines the present value of the difference between: (i) the contractual charter rate and (ii) the prevailing market rate for a charter of equivalent duration. In discounting the charter rate differences in future periods, the Company uses its Weighted Average Cost of Capital (WACC) adjusted to account for the credit quality of the charterer.  The capitalized above-market (assets) and below-market (liabilities) charters are amortized as a reduction and increase, respectively, to voyage revenues over the remaining term of the charter.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
Stock incentive plan awards

Share-based compensation represents vested and non-vested restricted shares granted to employees and directors as well as to non-employees and are included in “Other general and administrative expenses” in the “Consolidated statements of operations.” The shares to employees and directors are measured at their fair value equal to the market value of the Company's common stock on the grant date. The shares that do not contain any future service vesting conditions are considered vested shares and a total fair value of such shares is expensed on the grant date. The shares that contain a time-based service vesting condition are considered non-vested shares on the grant date and the total fair value of such shares is recognized on a straight-line basis over the requisite service period. In addition, non-vested awards granted to non-employees are recognized on a straight-line basis over the remaining period service is provided.  The fair value of the awards granted to non-employees are measured at the fair value at each reporting period until the non-vested shares vest and performance is complete.

Investment, Policy [Policy Text Block]
Investments

The Company classifies unrestricted publicly traded investments as trading securities and records them at fair value. The Company records unrealized gains or losses resulting from changes in fair value of its investment in trading securities between measurement dates as a component of “(Loss)/gain on trading securities". In accordance with guidance relating to “Fair Value Measurements”, the Company determines the fair value of its investments in trading securities using quoted market prices in active markets for the same securities (Level 1 under the “Fair Value Measurements” guidance hierarchy (see Note 15). The Company determines the cost of trading securities sold by using the First-In-First-Out (“FIFO”) method. Purchases of, or proceeds from, the sale of trading securities are classified as cash flows from operating activities. The Company has adopted guidance relating to “The Fair Value Option for Financial Assets and Financial Liabilities” which allows the classification of purchases of, or proceeds from, the sale of trading securities to be classified to cash flows from operating activities or cash flows from investing activities based upon the Company’s intent with respect to these securities.

Equity Method Investments, Policy [Policy Text Block]
Investment in Joint Venture

Investments in companies over which the Company believes it exercises significant influence over operating and financial policies, are accounted for using the equity method. Under this method the investment is carried at cost, and is adjusted to recognize the investor’s share of the earnings or losses of the investee after the date of acquisition and is adjusted for impairment whenever facts and circumstances determine that a decline in fair value below the cost basis is other than temporary. The amount of the adjustment is included in the determination of net income. The investment is also adjusted to reflect the Company’s share of changes in the investee’s capital.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]
Impairment of long-lived assets

Impairment loss is recognized on a long-lived asset used in operations when indicators of impairment are present and the carrying amount of the long-lived asset is not recoverable from the undiscounted cash flows estimated to be generated by the asset and the asset’s carrying amount is less than its fair value. In determining fair value and future benefits derived from use of long-lived assets, the Company performs an analysis of the anticipated undiscounted future net cash flows of the related long-lived assets.  If the carrying value of the related asset exceeds its undiscounted future net cash flows, the carrying value is reduced to its fair value. Various factors including future charter rates and vessel operating costs are included in this analysis. The Company performed the undiscounted cash flow test as of December 31, 2011 and 2012 for its vessels held for use and determined that its vessels were not impaired.

Derivatives, Policy [Policy Text Block]
Derivative financial instruments

Derivative instruments are  recorded in the balance sheet as either an asset or liability measured at its fair value with changes in the instruments' fair value recognized as either a component in other comprehensive income if specific hedge accounting criteria are met in accordance with guidance relating to  “Derivatives and Hedging”  or in earnings if hedging criteria are not met.

Earnings Per Share, Policy [Policy Text Block]
Earnings per common share

Basic earnings per share is computed by dividing net income available to common shareholders by the weighted-average number of common shares outstanding during the period. The weighted-average number of common shares outstanding does not include any potentially dilutive securities or any non-vested restricted shares of common stock. These non-vested restricted shares, although classified as issued and outstanding as of December 31, 2011 and 2012, are considered contingently returnable until the restrictions lapse and will not be included in the basic net income per share calculation until the shares are vested.

Diluted net income per share gives effect to all potentially dilutive securities to the extent that they are dilutive, using the treasury method.

Segment Reporting, Policy [Policy Text Block]
Segment reporting

The Company reports financial information and evaluates its operations by charter revenue and not by the length of ship employment for its customers, i.e. voyage or time charters.  The Company does not use discrete financial information to evaluate the operating results for each such type of charter. Although revenue can be identified for these types of charters, management cannot and does not identify expenses, profitability or other financial information for these charters.  As a result, management, including the chief operating decision maker, reviews operating results solely by revenue per day and operating results of the fleet and thus the Company has determined that it operates under one reporting segment. Furthermore, when the Company charters a vessel to a charterer, the charterer is free to trade the vessel worldwide and, as a result, the disclosure of geographical information is impracticable.

New Accounting Pronouncements, Policy [Policy Text Block]
Recent accounting pronouncements

There are no recent accounting pronouncements that their adoption would have a material effect on the Company’s consolidated financial statements in the current year or expected to have an impact on future years.

Note 1 - Basis of Presentation and General Information (Tables)	12 Months Ended
Dec. 31, 2012
Schedules of Concentration of Risk, by Risk Factor [Table Text Block]
	Year ended December 31,
Charterer	2010	2011	2012

Maersk Lines	14.95%	15.73%	11.75%
Klaveness	30.29%	13.59%	10.71%
Sun Express	10.10%	-	-

Note 3 - Inventories (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Inventory, Current [Table Text Block]
	2011	2012
Lubricants	1,522,603	1,433,129
Victualling	218,141	173,883
Bunkers	865,791	205,624
Total	2,606,535	1,812,636

Note 4 - Vessels, Net (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Table Text Block]
	Costs	Accumulated Depreciation	Net Book Value

Balance, January 1, 2010	310,327,764	(53,056,940)	257,270,824
-Depreciation for the year	-	(17,979,750)	(17,979,750)
- -Purchase of vessels	16,121,360	-	16,121,360
Balance, December 31, 2010	326,449,124	(71,036,690)	255,412,434
-Depreciation for the year	-	(18,348,556)	(18,348,556)
- -Purchase of vessels	-	-	-
Balance, December 31, 2011	326,449,124	(89,385,246)	237,063,878
-Depreciation for the year	-	(17,385,608)	(17,385,608)
- -Sale of vessels	(19,318,073)	6,574,549	(12,743,524)
- -Purchase of vessels	-	-	-
Balance, December 31, 2012	307,131,051	(100,196,305)	206,934,746

Note 5 - Deferred Charges, Net (Tables)	12 Months Ended
Dec. 31, 2012
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Table Text Block]
	2011	2012
Balance, beginning of year	599,374	697,951
Additions, deferred offering expenses	243,392	-
Amortization of loan arrangement fees	(144,815)	(135,981)
Deferred offering expenses reclassified to paid-in capital	-	(243,392)
Balance, end of year	697,951	318,578

Note 6 - Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Accrued Liabilities [Table Text Block]
	As of December 31, 2011	As of December 31, 2012

Accrued payroll expenses	308,380	144,286
Accrued interest	115,682	117,605
Accrued general and administrative expenses	441,876	359,050
Accrued commissions	84,724	98,199
Other accrued expenses	708,932	424,486
Total	1,659,594	1,143,626

Note 9 - Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Long-term Debt Instruments [Table Text Block]
Borrower		December 31, 2011	December 31, 2012
Alterwall Business Inc./ Allendale Investments S.A	(a)	-	-
Xenia International Corp	(b)	2,420,000	-
Prospero Maritime Inc.	(c)	6,325,000	4,675,000
Xingang Shipping Ltd. / Alcinoe Shipping Ltd	(d)	7,000,000	6,000,000
Manolis Shipping Ltd.	(e)	7,120,000	6,480,000
Trust Navigation Corp. / Tiger Navigation Co.	(f)	2,200,000	2,000,000
Saf-Concord Shipping Ltd.	(g)	7,250,000	6,250,000
Eleni Shipping Ltd.	(h)	8,400,000	7,000,000
Pantelis Shipping Corp.	(i)	9,600,000	8,480,000
Aggeliki Shipping Ltd.	(j)	7,288,000	6,076,000
Noumea Shipping Ltd.	(k)	17,310,000	14,620,000
		74,913,000	61,581,000
Less: Current portion		(13,332,000)	(15,937,000)
Long-term portion		$61,581,000	$45,644,000

Schedule of Future Annual Loan Repayments [Table Text Block]
To December 31:
2013	15,937,000
2014	12,862,000
2015	16,612,000
2016	12,170,000
2017	4,000,000
Thereafter	-
Total	$61,581,000

Note 12 - Stock Incentive Plan (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Nonvested Share Activity [Table Text Block]
Non-vested Shares	Shares	Weighted-Average Grant-Date Fair Value
Non-vested on January 1, 2012	372,500	$1,250,500
Granted	554,200	629,822
Vested	(300,300)	(879,648)
Forfeited	-	-
Non-vested on December 31, 2012	626,400	1,000,674

Note 13 - Earnings / (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	2010	2011	2012
Income:
Net income/(loss)	(6,605,850)	1,115,989	(13,198,741)
Basic earnings per share:
Weighted average common shares – Outstanding	31,636,633	31,794,381	38,950,100
Basic earnings/(loss) per share	(0.21)	0.04	(0.34)
Effect of dilutive securities
Non-vested incentive stock awards	-	51,699	-
Weighted average common shares – Outstanding	31,636,633	31,846,080	38,950,100
Diluted earnings /(loss) per share	(0.21)	0.04	(0.34)

Note 14 - Voyage, Vessel Operating Expenses and Commissions (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Voyage, Vessel Operating Expenses, and Commissions
	Year ended December 31,
	2010	2011	2012
Voyage expense
Port charges and canal dues	578,520	304,951	442,783
Laid-up vessel re-activation costs	565,653	-	-
Bunkers	452,396	472,951	886,885
Total	1,596,569	777,902	1,329,668

Vessel operating expenses
Crew wages and related costs	12,144,125	14,137,227	13,864,535
Insurance	2,521,256	2,691,918	2,435,144
Repairs and maintenance	524,026	601,254	511,569
Lubricants	2,187,351	2,712,901	2,846,087
Spares and consumable stores	3,252,381	4,590,835	4,083,590
Professional and legal fees	113,202	111,043	137,047
Other	764,851	1,404,161	1,197,167
Total	21,507,192	26,249,339	25,075,139

Schedule of Segment Reporting Information, by Segment [Table Text Block]
	Year ended December 31,
	2010	2011	2012
Third parties	1,331,475	2,206,663	2,032,599
Related parties (see Note 8)	612,998	766,304	641,104
	1,944,473	2,972,967	2,673,703

Note 15 - Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Measurements, Recurring and Nonrecurring [Table Text Block]
	Fair Value Measurement as of December 31, 2012
	Total	(Level 1)	(Level 2)	(Level 3)
Liabilities
Interest rate swap contracts, current and long-term portion	$2,393,568	-	$2,393,568	-
	Fair Value Measurement as of December 31, 2011
	Total,	l (Level 1)	(Level 2)	(Level 3)
Assets
Trading securities	$27,473	$27,473	-	-
Liabilities
Interest rate swap contracts, current and long-term portion	$3,451,497	-	$3,451,497	-
Total		$27,473	$3,451,497

Note 16 - Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
Derivatives not designated as hedging instruments	Balance Sheet Location	December 31, 2011	December 31, 2012

Interest rate swap contracts	Current liabilities – Derivatives	1,907,088	1,718,438

Interest rate contracts	Long-term liabilities – Derivatives	1,544,409	675,130

Total derivative liabilities		3,451,497	2,393,568

Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance [Table Text Block]
Derivatives not designated as hedging instruments	Location of gain (loss) recognized	Year Ended December 31, 2010	Year Ended December 31, 2011	Year Ended December 31, 2012
FFA contracts – Fair value	Change in fair value of derivatives	9,692,455	(574,336)	-
FFA contracts - Realized loss	Change in fair value of derivatives	(10,875,776)	910,088	(2,247)
Interest rate – Fair value	Change in fair value of derivatives	(1,468,650)	(76,516)	1,057,928
Interest rate contracts - Realized loss	Change in fair value of derivatives	(1,569,846)	(1,758,158)	(1,693,084)
Total loss on derivatives		(4,221,817)	(1,498,122)	(637,403)

Note 17 - Investment in Joint Venture (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Equity Method Investments [Table Text Block]
	2010	2011	2012

Current assets	7,432,566	7,732,697	10,912,327
Long-term assets	167,386,946	217,878,004	242,007,329
Current liabilities	8,002,899	16,908,232	6,051,142
Long-term liabilities	65,834,481	107,737,239	127,316,330
Members’ contributions	105,750,000	105,750,000	132,000,000
Voyage revenue	4,479,908	29,233,585	27,428,223
Net revenue	4,367,197	28,107,669	26,216,805
Operating income / (loss)	(3,388,490)	6,357,218	(2,018,854)
Net loss	(4,017,868)	(16,902)	(8,413,047)

Note 1 - Basis of Presentation and General Information (Detail)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Percentage of Voyage and Time Charter Revenues	10.00%	10.00%	10.00%
Pittas Family [Member]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	44.70%
Nikolaos P [Member]
Deadweight Tonnage		34,750
Pantelis P [Member]
Deadweight Tonnage		26,354
Gregos [Member]
Deadweight Tonnage		38,691
Kuo Hsiung [Member]
Deadweight Tonnage		18,154
Twenty-Foot Equivalent Units (in Cubic Feet)		1,169
Ninos [Member]
Deadweight Tonnage		18,253
Twenty-Foot Equivalent Units (in Cubic Feet)		1,169
Irini [Member]
Deadweight Tonnage		69,734
Artemis [Member]
Deadweight Tonnage		29,693
Twenty-Foot Equivalent Units (in Cubic Feet)		2,098
Tasman Trader [Member]
Deadweight Tonnage		22,568
Twenty-Foot Equivalent Units (in Cubic Feet)		950
Aristides N.P. [Member]
Deadweight Tonnage		69,268
YM Xingang I [Member]
Deadweight Tonnage		23,596
Twenty-Foot Equivalent Units (in Cubic Feet)		1,599
Manolis P [Member]
Deadweight Tonnage		20,346
Twenty-Foot Equivalent Units (in Cubic Feet)		1,452
Clan Gladiator [Member]
Deadweight Tonnage		30,007
Twenty-Foot Equivalent Units (in Cubic Feet)		1,742
Jonathan P [Member]
Deadweight Tonnage		33,667
Twenty-Foot Equivalent Units (in Cubic Feet)		1,932
Despina P [Member]
Deadweight Tonnage		33,667
Twenty-Foot Equivalent Units (in Cubic Feet)		1,932
Tiger Bridge [Member]
Deadweight Tonnage		31,627
Twenty-Foot Equivalent Units (in Cubic Feet)		2,228
Ioanna P [Member]
Deadweight Tonnage		64,873
Maersk Noumea [Member]
Deadweight Tonnage		34,677
Twenty-Foot Equivalent Units (in Cubic Feet)		2,556
Monica P [Member]
Deadweight Tonnage		46,667
Eleni P [Member]
Deadweight Tonnage		72,119
Pantelis [Member]
Deadweight Tonnage		74,020
Aggeliki P [Member]
Deadweight Tonnage		30,306

Note 1 - Basis of Presentation and General Information (Detail) - Charterers that Individually Accounted for More Than 10% of the Company's Voyage and Time Charter Revenues	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Maersk Lines [Member]
Percentage of Revenue by Charterer	11.75%	15.73%	14.95%
Klaveness [Member]
Percentage of Revenue by Charterer	10.71%	13.59%	30.29%
Sun Express [Member]
Percentage of Revenue by Charterer			10.10%

Note 2 - Significant Accounting Policies (Detail)	12 Months Ended
Dec. 31, 2012
Employee Contract Term Max	9 months
Number of Reportable Segments	1
Minimum [Member]
Property, Plant and Equipment, Useful Life	25 years
Maximum [Member]
Property, Plant and Equipment, Useful Life	30 years

Note 3 - Inventories (Detail) - Summary of Inventories (USD $)	Dec. 31, 2012	Dec. 31, 2011
Inventories, Net	$ 1,812,636	$ 2,606,535
Lubricants [Member]
Inventories, Net	1,433,129	1,522,603
Victualling [Member]
Inventories, Net	173,883	218,141
Bunkers [Member]
Inventories, Net	$ 205,624	$ 865,791

Note 4 - Vessels, Net (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010
Payments to Acquire Property, Plant, and Equipment		$ 16,121,360
Gain (Loss) on Sale of Property Plant Equipment	(8,568,234)
Pledged Assets Separately Reported, Other Assets Pledged as Collateral, at Fair Value	166,900,000
Payable to Manager [Member]
Sales Commission Percentage	1.00%
Aggeliki P [Member]
Payments to Acquire Property, Plant, and Equipment		16,121,360
Jonathan P [Member]
Proceeds From Sale Of Long Term Asset	$ 4,382,313
Sales Commission Percentage	4.00%

Note 4 - Vessels, Net (Detail) - Summary of Vessels (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Costs	$ 326,449,124	$ 326,449,124	$ 310,327,764
Accumulated Depreciation-Balance	(89,385,246)	(71,036,690)	(53,056,940)
Net Book Value	237,063,878	255,412,434	257,270,824
Depreciation Expense	(17,385,608)	(18,348,556)	(17,979,750)
Net Book Value	(17,385,608)	(18,348,556)	(17,979,750)
- -Sale of vessels	(19,318,073)
- -Sale of vessels	6,574,549
- -Sale of vessels	(12,743,524)
Costs			16,121,360
Net Book Value			16,121,360
Costs	307,131,051	326,449,124	326,449,124
Accumulated Depreciation-Balance	(100,196,305)	(89,385,246)	(71,036,690)
Net Book Value	$ 206,934,746	$ 237,063,878	$ 255,412,434

Note 5 - Deferred Charges, Net (Detail) - Summary of Deferred Charges (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Balance	$ 697,951	$ 599,374
Additions, deferred offering expenses		243,392
Amortization of loan arrangement fees	(135,981)	(144,815)
Deferred offering expenses reclassified to paid-in capital	(243,392)
Balance	$ 318,578	$ 697,951

Note 6 - Accrued Expenses (Detail) - Summary of Accrued Expenses (USD $)	Dec. 31, 2012	Dec. 31, 2011
Accrued payroll expenses	$ 144,286	$ 308,380
Accrued interest	117,605	115,682
Accrued general and administrative expenses	359,050	441,876
Accrued commissions	98,199	84,724
Other accrued expenses	424,486	708,932
Total	$ 1,143,626	$ 1,659,594

Note 7 - Fair Value of Time Charters Acquired (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Maersk Noumea [Member]	Dec. 31, 2010 Maersk Noumea [Member]	Dec. 31, 2008 Maersk Noumea [Member]	Dec. 31, 2008 Charter One [Member]	Dec. 31, 2008 Charter Two [Member]	Dec. 31, 2008 Charter Three [Member]
Charter Rate Per Day						$ 16,800	$ 18,735	$ 19,240	$ 19,750
Present Value Of Below Market Acquired Time Charter						9,597,438
	54,921,697	64,129,511	54,422,489	1,318,211	2,106,416
Unamortized Below Market Rate Charter	$ 0			$ 0

Note 8 - Related Party Transactions (Detail)	0 Months Ended	12 Months Ended						12 Months Ended
	Jan. 02, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 EUR (€)	Dec. 31, 2010 EUR (€)	Dec. 31, 2008	Dec. 31, 2011 USD ($)	Dec. 31, 2012 Euromar LLC Joint Venture (Member)	Dec. 31, 2012 Inflation Adjusted [Member] Eurobulk Marine Holdings Inc. [Member] EUR (€)	Dec. 31, 2012 Jonathan P [Member] USD ($)	Dec. 31, 2012 Eurobulk Marine Holdings Inc. [Member] Greater Than Twenty [Member]	Dec. 31, 2012 Eurobulk Marine Holdings Inc. [Member] USD ($)	Dec. 31, 2012 Eurobulk Marine Holdings Inc. [Member] EUR (€)	Dec. 31, 2011 Eurobulk Marine Holdings Inc. [Member] USD ($)	Dec. 31, 2011 Eurobulk Marine Holdings Inc. [Member] EUR (€)	Dec. 31, 2010 Eurobulk Marine Holdings Inc. [Member] USD ($)	Dec. 31, 2008 Vessel Sales [Member]	Dec. 31, 2008 Charter Revenues [Member]	Dec. 31, 2012 Eurochart [Member] USD ($)	Dec. 31, 2011 Eurochart [Member] USD ($)	Dec. 31, 2010 Eurochart [Member] USD ($)	Dec. 31, 2012 Sentinel and More [Member] Maximum [Member]	Dec. 31, 2012 Sentinel and More [Member] USD ($)	Dec. 31, 2011 Sentinel and More [Member] USD ($)	Dec. 31, 2010 Sentinel and More [Member] USD ($)	Dec. 31, 2012 Technomar [Member] USD ($)	Dec. 31, 2011 Technomar [Member] USD ($)	Dec. 31, 2010 Technomar [Member] USD ($)	Dec. 31, 2012 Vessel Management Fees (Member) USD ($)	Dec. 31, 2011 Vessel Management Fees (Member) USD ($)	Dec. 31, 2010 Vessel Management Fees (Member) USD ($)
Related Party Transaction Daily Fee (in Euro)			€ 685	€ 700	€ 665				€ 720						€ 700
Related Party Transaction, Amounts of Transaction	1,900,000											1,850,000		1,225,000		1,165,000													4,984,098	5,810,095	4,892,006
Related Party Agreement Term				5 years
Related Party Transaction Discount Percentage				5.00%								5.00%	5.00%
Number of Vessels		15	15					10			20
Related Party Transaction Daily Fee Per Vessel Per Day In Operation (in Euro)													685
Related Party Transaction Daily Fee Per Vessel Per Day In Lay Up (in Euro)									360				342.5
Due from Related Parties		4,948,443					208,704
Related Party Transaction Commission Percentage																	1.00%	1.25%				5.00%
Related Party Transaction, Expenses from Transactions with Related Party										43,823									641,104	766,304	612,998		130,699	173,717	197,921	217,141	219,014	219,602
Related Party Transaction Commissions Received Percentage						1.00%
Related Party Transaction Amounts Of Transaction Per Crew Member Per Month		$ 50

Note 9 - Long-Term Debt (Detail) (USD $)	0 Months Ended		12 Months Ended				0 Months Ended				1 Months Ended			0 Months Ended				0 Months Ended		6 Months Ended		0 Months Ended			9 Months Ended	0 Months Ended	9 Months Ended	0 Months Ended	1 Months Ended										0 Months Ended	1 Months Ended						0 Months Ended						0 Months Ended				1 Months Ended	12 Months Ended
	Nov. 05, 2010	Jun. 11, 2007	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 04, 2006	Nov. 15, 2006 Preceeding 4 Payments (Member) Xingang Shipping Ltd [Member]	Jun. 11, 2007 Extended (Member)	Jun. 11, 2007 Extension (Member)	Jun. 11, 2007 Margin (Member) Manolis Shipping Ltd [Member]	May 26, 2005 Ninos and Kuo Hsiung [Member] Below [Member] Allendale Investments SA and Alterwall Business Inc. [Member]	May 26, 2005 Ninos and Kuo Hsiung [Member] Above [Member] Allendale Investments SA and Alterwall Business Inc. [Member]	May 26, 2005 Ninos and Kuo Hsiung [Member] Allendale Investments SA and Alterwall Business Inc. [Member]	Sep. 04, 2006 First Two Installments [Member] Prospero Maritime Inc. [Member]	Sep. 04, 2006 Second Installment [Member] Prospero Maritime Inc. [Member]	Sep. 04, 2006 Eleven Installments [Member] Prospero Maritime Inc. [Member]	Sep. 04, 2006 Minimum [Member] Prospero Maritime Inc. [Member]	Jun. 11, 2007 Minimum [Member] Manolis Shipping Ltd [Member]	Jun. 11, 2007 Maximum [Member] Manolis Shipping Ltd [Member]	Dec. 31, 2006 Xenia International Corp. [Member]	Jun. 30, 2006 Xenia International Corp. [Member]	Sep. 04, 2006 Prospero Maritime Inc. [Member]	Nov. 15, 2006 Xingang Shipping Ltd [Member] Four Installments [Member]	Nov. 15, 2006 Xingang Shipping Ltd [Member] Sixteen Installments [Member]	Dec. 31, 2013 Xingang Shipping Ltd [Member] Eight Installments [Member]	Nov. 15, 2006 Xingang Shipping Ltd [Member]	Dec. 31, 2013 Xingang Shipping Ltd [Member]	Jun. 11, 2007 Manolis Shipping Ltd [Member]	Feb. 28, 2008 Trust Navigation Corp [Member] First Due [Member]	Feb. 28, 2008 Trust Navigation Corp [Member] Next Four Installments [Member]	Nov. 30, 2010 Trust Navigation Corp [Member] Second Fourth Installment [Member]	Nov. 30, 2010 Trust Navigation Corp [Member] Final Installment [Member]	Nov. 30, 2010 Trust Navigation Corp [Member] Refinanced Balloon Payment [Member]	Nov. 30, 2010 Trust Navigation Corp [Member]	Aug. 31, 2010 Trust Navigation Corp [Member]	Feb. 28, 2008 Trust Navigation Corp [Member]	Oct. 29, 2010 Trust Navigation Corp [Member]	Oct. 31, 2007 Trust Navigation Corp [Member]	Jan. 19, 2009 SAF-Concord Shipping Ltd. [Member]	Apr. 30, 2009 Eleni Shipping Ltd. [Member] First Two Installments [Member]	Apr. 30, 2009 Eleni Shipping Ltd. [Member] Second Two Installments [Member]	Apr. 30, 2009 Eleni Shipping Ltd. [Member] Third Two Installments [Member]	Apr. 30, 2009 Eleni Shipping Ltd. [Member] Fourth Four Installments [Member]	Apr. 30, 2009 Eleni Shipping Ltd. [Member] Balloon Payment [Member]	Apr. 30, 2009 Eleni Shipping Ltd. [Member]	Dec. 15, 2009 Pantelis Shipping Corp. [Member] Four Installments [Member]	Dec. 15, 2009 Pantelis Shipping Corp. [Member] Twenty-Eight Installments [Member]	Dec. 15, 2009 Pantelis Shipping Corp. [Member]	Nov. 05, 2010 Aggeliki Shipping Ltd [Member]	Dec. 31, 2010 Noumea Shipping Ltd [Member] Tranche A [Member]	Nov. 05, 2010 Noumea Shipping Ltd [Member] Tranche A [Member]	Dec. 31, 2010 Noumea Shipping Ltd [Member] Tranche B [Member]	Nov. 05, 2010 Noumea Shipping Ltd [Member] Tranche B [Member]	Nov. 05, 2010 Noumea Shipping Ltd [Member] Tranche A and B [Member]	Dec. 28, 2010 Noumea Shipping Ltd [Member]	May 25, 2005 Allendale Investments SA and Alterwall Business Inc. [Member]	Dec. 31, 2010 Allendale Investments SA and Alterwall Business Inc. [Member]	Dec. 31, 2009 Allendale Investments SA and Alterwall Business Inc. [Member]	Dec. 31, 2008 Allendale Investments SA and Alterwall Business Inc. [Member]	Dec. 31, 2007 Allendale Investments SA and Alterwall Business Inc. [Member]	Dec. 31, 2006 Allendale Investments SA and Alterwall Business Inc. [Member]	May 26, 2005 Allendale Investments SA and Alterwall Business Inc. [Member]
Line of Credit Facility, Maximum Borrowing Capacity																						$ 15,500,000				$ 20,000,000		$ 10,000,000										$ 15,000,000	$ 10,000,000						$ 10,000,000			$ 13,000,000	$ 8,500,000						$ 20,000,000							$ 20,000,000
Line of Credit Facility Number of Quarterly Payments																																																								24
Debt Instrument, Periodic Payment									250,000					1,200,000	1,000,000	825,000				265,000			750,000	250,000	200,000	1,000,000		160,000			550,000			50,000		750,000			250,000	100,000	400,000	600,000				500,000	280,000		303,000	720,000			625,000				1,000,000	450,000	775,000	1,125,000	1,500,000
Debt Instrument, Basis Spread on Variable Rate						0.95%				5.00%			1.38%				0.90%			0.95%						0.94%	5.30%	0.80%						0.90%			3.75%		2.50%																		1.25%
Debt Instrument Percentage To Fair Market Value											60.00%	60.00%						55.00%	0.90%
Debt Instrument, Face Amount																					8,250,000
Debt Instrument Number of Quarterly Payments	20						4													23						8			1,850,000	4				10	4	4										4	28
Debt Instrument Balloon Payment									3,000,000											2,155,000		3,025,000				5,000,000	3,400,000	4,880,000				2,400,000	2,400,000	1,900,000					5,000,000				800,000		4,600,000			3,160,000	2,440,000	6,360,000
Debt Instrument Overall Liquidity																				300,000		300,000
Debt Instrument Number Of Semi-Annual Payments																						14																		2	2	2	4							12
Debt Instrument Minimum Cash Balance																						300,000						300,000									300,000		300,000						300,000			300,000
Debt Instrument, Collateral																										$2,000,000
Debt Instrument Number of Consecutive Installments																										16																										8
Debt Instrument, Interest Rate, Stated Percentage																										0.90%
Debt Instrument, Minimum Deposit Requirement																											400,000
Debt Instrument, Number of Periodic Payments		thirty-two						eight																															twenty
Debt Instrument Margin Percentage Above LIBOR																																												2.70%	2.50%			2.70%	2.85%				4.00%	2.65%
Repayments of Bank Debt			13,332,000	13,472,000	11,630,000																																								5,400,000
Debt Instrument Term																																													5 years
Long-term Line of Credit																																																			15,000,000	5,000,000
Limited Dividends Percentage Loans to Profits			60.00%
Deposits			9,926,011	5,920,111
Interest Expense, Debt			$ 1,841,245	$ 2,046,420	$ 1,389,647

Note 9 - Long-Term Debt (Detail) - Summary of Long Tem Debt (USD $)	Dec. 31, 2012	Dec. 31, 2011
Bank loans	$ 61,581,000	$ 74,913,000
Less: Current portion	(15,937,000)	(13,332,000)
Long-term portion	45,644,000	61,581,000
Xenia International Corp Borrower [Member]
Bank loans		2,420,000
Prospero Maritime Inc. Borrower [Member]
Bank loans	4,675,000	6,325,000
Xingang Shipping Ltd. / Alcinoe Shipping Ltd Borrower [Member]
Bank loans	6,000,000	7,000,000
Manolis Shipping Ltd. Borrower [Member]
Bank loans	6,480,000	7,120,000
Trust Navigation Corp. / Tiger Navigation Co. Borrower [Member]
Bank loans	2,000,000	2,200,000
Saf-Concord Shipping Ltd. Borrower [Member]
Bank loans	6,250,000	7,250,000
Eleni Shipping Ltd. Borrower [Member]
Bank loans	7,000,000	8,400,000
Pantelis Shipping Corp. Borrower [Member]
Bank loans	8,480,000	9,600,000
Aggeliki Shipping Ltd. Borrower [Member]
Bank loans	6,076,000	7,288,000
Noumea Shipping Ltd. Borrower [Member]
Bank loans	$ 14,620,000	$ 17,310,000

Note 9 - Long-Term Debt (Detail) - Summary of Future Annual Loan Repayments for Long Term Debt (USD $)	Dec. 31, 2012
2013	$ 15,937,000
2014	12,862,000
2015	16,612,000
2016	12,170,000
2017	4,000,000
Total	$ 61,581,000

Note 10 - Income Taxes (Detail)	Dec. 31, 2012
Equity Method Investment, Ownership Percentage	50.00%

Note 11 - Commitments and Contingencies (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2013 DryDocking and Special Surveys - Occurence Frequency (Member)	Dec. 31, 2013 Offhire Day (Member)	Dec. 31, 2013 Minimum [Member]	Dec. 31, 2013 Maximum [Member]
Other Intangible Assets, Net (in Dollars)	$ 0.6	$ 3.8
Number of Days Per Quarter				one	20	25
Number of Years			two

Note 12 - Stock Incentive Plan (Detail) (USD $)	12 Months Ended				0 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Nov. 04, 2010	Nov. 03, 2012 Non-Vested [Member] Officers and Directors [Member] 2010 Plan [Member]	Nov. 04, 2011 Non-Vested [Member] Officers and Directors [Member] 2010 Plan [Member]	Nov. 03, 2012 Non-Vested [Member] Eurobulk Employees [Member] 2010 Plan [Member]	Nov. 04, 2011 Non-Vested [Member] Eurobulk Employees [Member] 2010 Plan [Member]	Nov. 04, 2010 Non-Vested [Member] 2007 Plan [Member]	Nov. 03, 2012 Non-Vested [Member] 2010 Plan [Member]	Nov. 04, 2011 Non-Vested [Member] 2010 Plan [Member]	Nov. 04, 2010 Non-Vested [Member] 2010 Plan [Member]	Nov. 04, 2010 Non-Vested [Member] Officers and Directors [Member]	Nov. 04, 2010 Non-Vested [Member] Eurobulk Employees [Member]	Nov. 04, 2010 Non-Vested [Member]	Dec. 31, 2012 Non-Vested Restriced Shares [Member]	Dec. 31, 2011 Non-Vested Restriced Shares [Member]	Oct. 25, 2007 2007 Plan [Member]	Nov. 16, 2014 2010 Plan [Member]	Nov. 16, 2013 2010 Plan [Member]	Jul. 01, 2013 2010 Plan [Member]	Nov. 16, 2012 2010 Plan [Member]	Nov. 03, 2012 2010 Plan [Member]	Jul. 01, 2012 2010 Plan [Member]	Nov. 16, 2011 2010 Plan [Member]	Nov. 04, 2011 2010 Plan [Member]	Feb. 04, 2010 2010 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized																		600,000									1,500,000
Stock Issued During Period, Shares, Restricted Stock Award, Gross					246,000	164,000	189,000	126,000	15,000	435,000	290,000	150,000	100,000	65,000	165,000
Number of Key People Issued Awards				14																			17			17
Percentage of Awards Vested																			50.00%	50.00%	50.00%	50.00%		50.00%	50.00%
Dividends Payable, Current (in Dollars)	$ 36,424	$ 47,525														$ 36,424	$ 47,525
Allocated Share-based Compensation Expense (in Dollars)	671,381	568,488	696,117
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized (in Dollars)	644,206
Weighted Average Recognition Period	0.83
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Total Fair Value (in Dollars)	$ 879,648	$ 669,075	$ 609,175

Note 12 - Stock Incentive Plan (Detail) - Summary of the Status of Unvested Shares and Changes (USD $)	12 Months Ended
Dec. 31, 2012
Unvested on	372,500
Unvested on (in Dollars)	$ 1,250,500
Granted	554,200
Granted (in Dollars)	629,822
Vested	(300,300)
Vested (in Dollars)	(879,648)
Unvested on	626,400
Unvested on (in Dollars)	$ 1,000,674

Note 13 - Earnings / (Loss) Per Share (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Stock Issued During Period, Shares, New Issues	13,852,094
Sale of Stock, Price Per Share (in Dollars per share)	$ 1.1

Note 13 - Earnings / (Loss) Per Share (Detail) - Summary of Basic and Diluted Earnings / (Loss) Per Common Share (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income/(loss) (in Dollars)	$ (13,198,741)	$ 1,115,989	$ (6,605,850)
Weighted average common shares – Outstanding	38,950,100	31,794,381	31,636,633
Basic earnings/(loss) per share (in Dollars per share)	$ (0.34)	$ 0.04	$ (0.21)
Weighted average common shares – Outstanding	38,950,100	31,846,080	31,636,633
Diluted earnings /(loss) per share (in Dollars per share)	$ (0.34)	$ 0.04	$ (0.21)
Incentive Stock Awards (Member)
Non-vested incentive stock awards		51,699

Note 14 - Voyage, Vessel Operating Expenses and Commissions (Detail) - Summary of Voyage, Vessel Operating Expenses, and Commissions (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Voyage Expense	$ 1,329,668	$ 777,902	$ 1,596,569
Crews Wages and Related Costs (Member)
Vessel Operating Expenses	13,864,535	14,137,227	12,144,125
Insurance (Member)
Vessel Operating Expenses	2,435,144	2,691,918	2,521,256
Repairs and Maintenance (Member)
Vessel Operating Expenses	511,569	601,254	524,026
Lubricants [Member]
Vessel Operating Expenses	2,846,087	2,712,901	2,187,351
Spares and Consumable Stores (Member)
Vessel Operating Expenses	4,083,590	4,590,835	3,252,381
Professional and Legal Fees (Member)
Vessel Operating Expenses	137,047	111,043	113,202
Other - Vessel Operating Expenses (Member)
Vessel Operating Expenses	1,197,167	1,404,161	764,851
Total Vessel Operating Expenses (Member)
Vessel Operating Expenses	25,075,139	26,249,339	21,507,192
Port Charges and Canal Dues (Member)
Voyage Expense	442,783	304,951	578,520
Laid-Up Vessel Re-Activation Costs (Member)
Voyage Expense			565,653
Bunkers [Member]
Voyage Expense	886,885	472,951	452,396
Total Voyage Expense (Member)
Voyage Expense	$ 1,329,668	$ 777,902	$ 1,596,569

Note 14 - Voyage, Vessel Operating Expenses and Commissions (Detail) - Commission Consisted of Commissions Charged (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Commissions	$ 2,673,703	$ 2,972,967	$ 1,944,473
Third Parties (Member)
Commissions	2,032,599	2,206,663	1,331,475
Related Parties (Member)
Commissions	$ 641,104	$ 766,304	$ 612,998

Note 15 - Financial Instruments (Detail) (USD $)	1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative, Number of Instruments Held	3	3	3
Derivative, Notional Amount	$ 60,000,000
Concentration Risk, Percentage	10.00%
Long-term Debt, Fair Value	58,900,000
Difference between Fair Value and Carrying Value	2,700,000
Long-term Debt	61,581,000
Carrying Value (Member)
Long-term Debt	$ 61,600,000
Interest Rate Swap [Member]
Derivative, Number of Instruments Held	3

Note 15 - Financial Instruments (Detail) - Summary of Fair Value of Financial Instruments (USD $)	Dec. 31, 2012	Dec. 31, 2011
Derivatives, current and long-term portion	$ 2,393,568	$ 3,451,497
Trading securities		27,473
Fair Value, Inputs, Level 1 [Member]
Total		27,473
Trading securities		27,473
Fair Value, Inputs, Level 2 [Member]
Derivatives, current and long-term portion	2,393,568	3,451,497
Total		$ 3,451,497

Note 16 - Derivative Financial Instruments (Detail) (USD $)	0 Months Ended				12 Months Ended								12 Months Ended			0 Months Ended		12 Months Ended	48 Months Ended	60 Months Ended				12 Months Ended
	Jan. 21, 2016	Jul. 14, 2013	Jan. 21, 2011	Jul. 09, 2009	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2011	Jul. 08, 2009 First Two Contracts [Member] Eurobank [Member]	Jan. 21, 2011 Last Contract [Member] Eurobank [Member]	Dec. 31, 2011 Swap One [Member]	Dec. 31, 2011 Swap Two [Member]	Dec. 31, 2011 Swap Three [Member]	Dec. 31, 2009 Forward Contracts [Member] Minimum [Member]	Dec. 31, 2010 Forward Contracts [Member] Maximum [Member]	Dec. 31, 2008 Forward Contracts [Member]	Jul. 08, 2014 Eurobank [Member]	Jul. 14, 2008 Eurobank [Member]	Dec. 31, 2011 Eurobank [Member]	Jul. 08, 2013 Eurobank [Member]	Jan. 21, 2016 Eurobank [Member]	Jul. 14, 2013 Eurobank [Member]	Jan. 31, 2011 Eurobank [Member]	Jul. 08, 2009 Eurobank [Member]	Dec. 31, 2010 Put Option [Member]	Dec. 31, 2010 Call Option [Member]
Derivative, Number of Instruments Held					3	3	3								6		3					3	3
Derivative, Inception Date			Jan 21, 2011	Jul 8, 2009													Jul 14, 2008		Jul 8, 2009	Jan 21, 2011	Jul 14, 2008
Derivative Liability, Notional Amount (in Dollars)								$ 25,000,000	$ 10,000,000
Derivative, Fixed Interest Rate										3.99%	2.88%	2.29%
Derivative, Remaining Maturity													480 days	485 years				5 years						360 days	360 days
Derivative, Maturity Date	Jan 21, 2016	Jul 14, 2013														Jul 8, 2014
Average Time Charter Equivalent Per Day (in Dollars)													11,350	11,430
Derivative, Description of Terms					The contracts are settled on a monthly basis using the average of the BPI for the days of the month the BPI is published.The Company received a payment if the average BPI for the month was below the contract rate equal to the difference of the contract rate less the average BPI for the month times the number of contract days sold; if the average BPI for the month was greater than the contract rate the Company made a payment equal to the difference of the average BPI for the month less the contract rate times the number of contract days sold. If the Company buys contracts previously sold (or the opposite) the Company receives or pays the difference of the two rates for the period covered by the contracts.
Option Indexed to Issuer's Equity, Strike Price (in Dollars per Day)						16,500																			23,500
Derivative, Gain (Loss) on Derivative, Net (in Dollars)						$ 336,552

Note 16 - Derivative Financial Instruments (Detail) - Derivatives Not Designated as Hedging Instruments by Account Type (USD $)	Dec. 31, 2012	Dec. 31, 2011
Interest rate swap contracts	$ 1,718,438	$ 1,907,088
Interest rate contracts	675,130	1,544,409
Total derivative liabilities	$ 2,393,568	$ 3,451,497

Note 16 - Derivative Financial Instruments (Detail) - Gain or Loss on Derivatives Not Designated as Hedging Instruments (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Total loss on derivatives	$ (637,403)	$ (1,498,122)	$ (4,221,817)
FFA Contract (Member)
FFA contracts – Fair value		(574,336)	9,692,455
FFA contracts - Realized loss	(2,247)	910,088	(10,875,776)
Interest Rate Swap [Member]
Interest rate – Fair value	1,057,928	(76,516)	(1,468,650)
Interest rate contracts - Realized loss	$ (1,693,084)	$ (1,758,158)	$ (1,569,846)

Note 17 - Investment in Joint Venture (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2012
Investment in Joint Venture, Total Maximum Investment by Members	$ 175,000,000
Conversion Ratio, Company Market Value Multiplier				0.925
Revenue from Related Parties	240,000	240,000
Payments to Acquire Equity Method Investments	3,750,000
Equity Method Investment, increase in maximum investment	18,750,000
Income (Loss) from Equity Method Investments	(1,219,692)	(2,415)	(538,833)
Equity Method Investments	16,989,061	14,458,762
Euroseas Ltd (Member)
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures, Maximum Investment	25,000,000
Equity Method Investment, Ownership Percentage, Maximum Percentage	14.29%
Elton Park and Rhone [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures, Maximum Investment	$ 75
Equity Method Investment, Ownership Percentage, Maximum Percentage	42.86%

Note 17 - Investment in Joint Venture (Detail) - Summarized Financial Information for the Joint Venture (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets	$ 10,912,327	$ 7,732,697	$ 7,432,566
Long-term assets	242,007,329	217,878,004	167,386,946
Current liabilities	6,051,142	16,908,232	8,002,899
Long-term liabilities	127,316,330	107,737,239	65,834,481
Members’ contributions	132,000,000	105,750,000	105,750,000
Voyage revenue	27,428,223	29,233,585	4,479,908
Net revenue	26,216,805	28,107,669	4,367,197
Operating income / (loss)	(2,018,854)	6,357,218	(3,388,490)
Net loss	$ (8,413,047)	$ (16,902)	$ (4,017,868)

Note 18 - Other Income (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Operating Income (Expense), Net	$ 254,604	$ 735,707	$ 2,352,946

Note 19 - Subsequent Events (Detail) (USD $)	12 Months Ended			0 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Feb. 14, 2012 Subsequent Event [Member]
Common Stock, Dividends, Per Share, Declared	$ 0.125	$ 0.27	$ 0.22	$ 0.015